UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2015

MFS® GLOBAL HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 25.4%
Aerospace - 0.2%
TA Aerospace, 3.625%, 4/15/23 (n)	EUR	1,225,000	$1,370,333

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.9%, 12/10/49		$2,500,000	$330,750
Crest Ltd., CDO, 7%, 1/28/40 (a)(p)		1,405,382	24,147
Falcon Franchise Loan LLC, FRN, 23.05%, 1/05/25 (i)(z)		62,622	14,560
LB Commercial Conduit Mortgage Trust, FRN, 1.243%, 2/18/30 (i)		190,498	3,920
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39 (i)(z)		1,065,752	5,394

			$378,771
Automotive - 0.8%
Rhino Bondco S.p.A., 7.25%, 11/15/20 (n)	EUR	751,000	$902,288
Schaeffler Finance B.V., 4.25%, 5/15/18	EUR	100,000	114,788
Schaeffler Finance B.V., 3.25%, 5/15/25 (n)	EUR	905,000	1,028,881
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)		$640,000	667,200
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		295,000	301,638
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)		200,000	213,000
Tupy Overseas S.A., 6.625%, 7/17/24		1,100,000	1,106,875

			$4,334,670
Building - 2.2%
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		$345,000	$356,040
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		845,000	906,262
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		435,000	470,888
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		918,000	830,790
Cimpor Financial Operations B.V., 5.75%, 7/17/24		1,145,000	1,036,225
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		1,664,000	1,655,680
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		1,563,000	1,691,947
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		795,000	860,588
Odebrecht Finance Ltd. Notes Fixed 4.375%, 4.375%, 4/25/25		755,000	649,300
Paroc Group Oy, 6.25%, 5/15/20	EUR	1,125,000	1,230,211
Titan Global Finance PLC, 4.25%, 7/10/19	EUR	1,125,000	1,188,298
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		$1,377,000	1,401,098

			$12,277,327
Cable TV - 2.3%
Altice Financing S.A., 7.875%, 12/15/19 (n)		$1,512,000	$1,606,576
Altice Finco S.A., 8.125%, 1/15/24 (n)		278,000	292,595
Cogeco Cable, Inc., 4.875%, 5/01/20 (n)		1,135,000	1,164,794
LGE Holdco VI B.V., 7.125%, 5/15/24	EUR	380,000	481,085
LGE Holdco VI B.V., 7.125%, 5/12/24 (n)		$755,000	955,840
Lynx I Corp., 5.375%, 4/15/21 (n)		814,500	852,171
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	500,000	589,496
Telenet Group Holding N.V., 6.25%, 8/15/22 (n)	EUR	780,000	948,078
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/29	EUR	1,160,000	1,468,575
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		$200,000	208,750
Videotron Ltd., 5.375%, 6/15/24 (n)		1,890,000	1,958,513
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (z)		985,000	980,075
VTR Finance B.V., 6.875%, 1/15/24 (n)		1,120,000	1,158,864

			$12,665,412

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Chemicals - 0.6%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		$1,554,000	$1,585,080
INEOS Group Holdings S.A., 5.75%, 2/15/19	EUR	760,000	873,633
SPCM S.A., 2.875%, 6/15/23 (z)	EUR	647,000	730,116

			$3,188,829
Conglomerates - 0.6%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/22		$1,505,000	$1,553,912
Kion Finance S.A., 6.75%, 2/15/20	EUR	770,000	926,240
Votorantim Cimentos S.A., 7.25%, 4/05/41		$1,085,000	1,117,550

			$3,597,702
Construction - 0.4%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)		$150,000	$147,225
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		291,000	285,616
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		615,000	536,588
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21		1,639,000	1,511,486

			$2,480,915
Consumer Products - 0.2%
Jarden Corp., 3.75%, 10/01/21	EUR	1,125,000	$1,345,315

Consumer Services - 0.3%
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		$1,510,000	$1,506,225

Containers - 0.5%
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)		$1,211,000	$1,292,743
SGD Group SAS, 5.625%, 5/15/19	EUR	1,135,000	1,312,795

			$2,605,538
Emerging Market Quasi-Sovereign - 0.9%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$606,000	$605,518
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 10/29/49 (n)		935,000	692,087
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)		1,716,000	1,713,769
NOVA Chemicals Corp., 5%, 5/01/25 (n)		84,000	88,515
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		1,620,000	1,603,800

			$4,703,689
Emerging Market Sovereign - 1.1%
Dominican Republic, 7.5%, 5/06/21 (n)		$790,000	$888,750
Dominican Republic, 6.6%, 1/28/24 (n)		122,000	133,590
Dominican Republic, 5.875%, 4/18/24 (n)		111,000	117,660
Dominican Republic, 5.5%, 1/27/25 (n)		140,000	144,550
Dominican Republic, 7.45%, 4/30/44 (n)		107,000	120,375
Republic of Croatia, 5.5%, 4/04/23 (n)		1,264,000	1,341,799
Republic of Ecuador, 10.5%, 3/24/20 (n)		1,446,000	1,561,680
Republic of Venezuela, 7%, 3/31/38		1,930,000	786,475
Russian Federation, 5%, 4/29/20		800,000	814,000

			$5,908,879
Energy - Independent - 0.4%
Afren PLC, 15%, 3/23/16		$1,130,699	$1,068,510
Afren PLC, 6.625%, 12/09/20 (a)(n)		528,000	227,040
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)		1,000,000	440,000
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		279,000	265,050

			$2,000,600

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Integrated - 0.6%
Inkia Energy Ltd., 8.375%, 4/04/21		$1,397,000	$1,501,775
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		2,406,000	1,900,740

			$3,402,515
Food & Beverages - 1.7%
Anadolu Efes Biracilik ve Malt Sanayii A.S., 3.375%, 11/01/22		$566,000	$499,495
Brakes Capital, 7.125%, 12/15/18	GBP	950,000	1,487,532
Central American Bottling Corp., 6.75%, 2/09/22		$1,495,000	1,575,356
Corporacion Lindley S.A., 6.75%, 11/23/21		389,000	431,790
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		56,000	62,160
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		802,000	781,950
JBS Investments GmbH, 7.75%, 10/28/20 (n)		779,000	844,436
Minerva Luxembourg S.A., 7.75%, 1/31/23		1,360,000	1,356,600
Premier Foods Finance, 6.5%, 3/15/21	GBP	755,000	1,093,735
R&R Ice Cream PLC, 5.5%, 5/15/20	GBP	750,000	1,184,348

			$9,317,402
Forest & Paper Products - 0.1%
Tembec Industries, Inc., 9%, 12/15/19 (n)		$305,000	$311,100

Gaming & Lodging - 0.2%
Great Canadian Gaming Corp., 6.625%, 7/25/22 (n)	CAD	1,375,000	$1,199,492

Industrial - 1.3%
Deutsche Raststatten Gruppe IV GmbH, 6.75%, 12/30/20	EUR	385,000	$471,744
Galapagos Holding S.A., 7%, 6/15/22	EUR	1,391,000	1,483,790
Galapagos S.A., 5.375%, 6/15/21	EUR	281,000	319,843
Grupo Isolux Corsan Finance B.V., 6.625%, 4/15/21	EUR	1,695,000	1,629,641
Paternoster Holding III GmbH, 8.5%, 2/15/23 (n)	EUR	1,470,000	1,679,475
Transfield Services Ltd., 8.375%, 5/15/20 (n)		$1,500,000	1,597,500

			$7,181,993
International Market Quasi-Sovereign - 0.3%
Israel Electric Corp. Ltd., 6.7%, 2/10/17 (n)		$819,000	$878,377
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)		863,000	1,019,160

			$1,897,537
Machinery & Tools - 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$260,000	$273,325
Loxam SAS, 7%, 7/23/22	EUR	1,500,000	1,743,224

			$2,016,549
Major Banks - 0.3%
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49		$1,375,000	$1,584,688
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)		165,000	195,525

			$1,780,213
Medical & Health Technology & Services - 0.3%
Medi-Partenaires SAS, 7%, 5/15/20	EUR	1,300,000	$1,539,989

Metals & Mining - 0.8%
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)		$195,000	$190,710
Hudbay Minerals, Inc., 9.5%, 10/01/20		260,000	272,350
Lundin Mining Corp., 7.5%, 11/01/20 (n)		240,000	252,024
Lundin Mining Corp., 7.875%, 11/01/22 (n)		240,000	254,400

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Metals & Mining - continued
Ovako AB, 6.5%, 6/01/19	EUR	1,245,000	$1,396,998
Rearden G Holdings Eins GmbH, 7.875%, 3/30/20		$1,695,000	1,635,675
Southern Copper Corp., 5.875%, 4/23/45		212,000	208,460

			$4,210,617
Network & Telecom - 0.9%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/29/49 (n)		$996,000	$1,025,880
Columbus International, Inc., 7.375%, 3/30/21 (n)		1,387,000	1,510,096
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		2,240,000	2,357,600

			$4,893,576
Oil Services - 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)		$1,323,532	$1,141,944
QGOG Constellation S.A., 6.25%, 11/09/19		400,000	289,000
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,798,000	1,299,055

			$2,729,999
Oils - 0.1%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)		$350,000	$369,775

Other Banks & Diversified Financials - 0.4%
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		$1,375,000	$1,533,125
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)		407,000	550,215

			$2,083,340
Pollution Control - 0.3%
Abengoa Finance S.A.U., 7.75%, 2/01/20		$1,135,000	$1,130,460
Paprec Holding S.A., 5.25%, 4/01/22 (n)	EUR	365,000	427,258

			$1,557,718
Precious Metals & Minerals - 0.3%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$1,520,000	$1,558,000

Restaurants - 0.3%
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	GBP	1,075,000	$1,658,376

Retailers - 1.0%
AA Bond Co. Ltd., 5.5%, 7/31/22 (n)	GBP	545,000	$849,124
Dufry Finance SCA, 4.5%, 7/15/22	EUR	1,125,000	1,336,674
HEMA Bondco I B.V., 6.25%, 6/15/19	EUR	746,000	747,599
InRetail Consumer, 5.25%, 10/10/21 (n)		$393,000	403,807
New Look Retail Group Ltd., 8.375%, 5/14/18 (n)		1,905,000	1,985,963

			$5,323,167
Specialty Stores - 0.5%
Matalan Finance PLC, 6.875%, 6/01/19	GBP	745,000	$1,160,729
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$1,421,000	1,527,575

			$2,688,304
Telecommunications - Wireless - 2.3%
Altice S.A., 7.75%, 5/15/22 (n)		$1,130,000	$1,141,311
Comcel Trust, 6.875%, 2/06/24 (n)		1,259,000	1,350,277
Digicel Group Ltd., 8.25%, 9/30/20 (n)		830,000	856,062
Digicel Group Ltd., 6%, 4/15/21 (n)		1,436,000	1,393,940
Digicel Group Ltd., 7.125%, 4/01/22 (n)		350,000	331,406
Eileme 2 AB, 11.625%, 1/31/20 (n)		796,000	891,122

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Telecommunications - Wireless - continued
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		$768,000	$756,480
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,314,000	1,397,768
MTS International Funding Ltd., 5%, 5/30/23 (n)		2,338,000	2,093,679
Numericable Group S.A., 6%, 5/15/22 (n)		400,000	409,750
VimpelCom Ltd., 5.95%, 2/13/23 (n)		1,500,000	1,365,000
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		200,000	200,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		610,000	624,488

			$12,811,283
Telephone Services - 0.4%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,908,000	$2,038,126

Transportation - Services - 0.8%
EC Finance PLC, 5.125%, 7/15/21	EUR	1,360,000	$1,605,339
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		$990,000	960,300
Stena AB, 7%, 2/01/24 (n)		530,000	508,800
Topaz Marine S.A., 8.625%, 11/01/18 (n)		1,378,000	1,309,100
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		147,000	135,240

			$4,518,779
Utilities - Electric Power - 1.0%
CE Energy AS, 7%, 2/01/21	EUR	1,150,000	$1,317,103
Empresa de Energia de Bogota S.A., 6.125%, 11/10/21 (n)		$1,450,000	1,566,000
Enel S.p.A., 8.75% to 2013, FRN to 9/24/73 (n)		955,000	1,149,343
Greenko Dutch B.V., 8%, 8/01/19		200,000	195,000
Greenko Dutch B.V., 8%, 8/01/19 (n)		1,279,000	1,247,025

			$5,474,471
Total Bonds			$138,926,526

Underlying Affiliated Funds - 74.0%
MFS High Yield Pooled Portfolio (v)		41,990,241	$404,366,023

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		4,914,576	$4,914,576
Total Investments			$548,207,125

Other Assets, Less Liabilities - (0.3)%			(1,679,854)
Net Assets - 100.0%			$546,527,271

(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $83,775,950 representing 15.3% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

5

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 23.05%, 1/05/25	1/29/03	$4,449	$14,560
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39	7/20/04	70,394	5,394
SPCM S.A., 2.875%, 6/15/23	4/15/15	691,158	730,116
Virgin Media Secured Finance PLC, 5.25%, 1/15/26	4/23/15	994,848	980,075
Total Restricted Securities			$1,730,145
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	CAD	Merrill Lynch International Bank	1,375,000	7/10/2015	$1,097,568	$1,138,577	$(41,009)
SELL	EUR	JP Morgan Chase Bank	1,482,117	7/10/2015	1,606,292	1,665,702	(59,410)
SELL	EUR	Goldman Sachs International	129,568	7/10/2015	140,861	145,617	(4,756)
SELL	EUR	Morgan Stanley	647,000	7/10/2015	692,257	727,142	(34,885)
SELL	EUR	Credit Suisse Group	26,632,743	7/10/2015	28,957,250	29,931,660	(974,410)
SELL	GBP	Brown Brothers Harriman	187,923	7/10/2015	280,071	288,324	(8,253)
SELL	GBP	Barclays Bank PLC	2,344,684	7/10/2015	3,487,283	3,597,375	(110,092)
SELL	GBP	Merrill Lynch International Bank	2,344,684	7/10/2015	3,487,365	3,597,375	(110,010)

							$(1,342,825)

Futures Contracts Outstanding at 4/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	12	$1,540,500	June - 2015	$(3,228)

At April 30, 2015, the fund had cash collateral of $17,820 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

4/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

7

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$12,510,105	$—	$12,510,105
U.S. Corporate Bonds	—	3,085,423	—	3,085,423
Commercial Mortgage-Backed Securities	—	354,624	—	354,624
Asset-Backed Securities (including CDOs)	—	24,147	—	24,147
Foreign Bonds	—	122,952,227	—	122,952,227
Mutual Funds	409,280,599	—	—	409,280,599
Total Investments	$409,280,599	$138,926,526	$—	$548,207,125

Other Financial Instruments
Futures Contracts	$(3,228)	$—	$—	$(3,228)
Forward Foreign Currency Exchange Contracts	—	(1,342,825)	—	(1,342,825)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$567,218,073
Gross unrealized appreciation	3,940,026
Gross unrealized depreciation	(22,950,974)
Net unrealized appreciation (depreciation)	$(19,010,948)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	41,397,796	1,534,911	(942,466)	41,990,241
MFS Institutional Money Market Portfolio	7,074,596	21,442,212	(23,602,232)	4,914,576

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$113,102	$—	$6,110,884	$404,366,023
MFS Institutional Money Market Portfolio	—	—	1,544	4,914,576

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2015, are as follows:

United States	63.1%
Canada	4.8%
United Kingdom	4.1%
Mexico	3.1%
Germany	2.8%
Brazil	2.6%
France	2.0%
Netherlands	1.8%
Italy	1.8%
Other Countries	13.9%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

8

QUARTERLY REPORT

April 30, 2015

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 91.4%
Aerospace - 2.4%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$6,465,000	$6,933,712
Bombardier, Inc., 7.75%, 3/15/20 (n)	2,770,000	2,928,859
Bombardier, Inc., 6.125%, 1/15/23 (n)	3,760,000	3,593,432
Bombardier, Inc., 7.5%, 3/15/25 (n)	3,605,000	3,573,456
CPI International, Inc., 8.75%, 2/15/18	5,857,000	6,021,728
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	6,395,000	6,858,637
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	2,095,000	1,864,550
TransDigm, Inc., 6%, 7/15/22	1,095,000	1,101,844
TransDigm, Inc., 6.5%, 7/15/24	2,645,000	2,684,278

		$35,560,496
Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,990,000	$3,161,925
PVH Corp., 4.5%, 12/15/22	3,485,000	3,554,700

		$6,716,625
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.7%, 12/10/49	$2,948,120	$390,036
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 1.577%, 4/26/50 (a)(p)(z)	667,430	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 1.777%, 4/26/50 (a)(p)(z)	2,091,046	21
Falcon Franchise Loan LLC, FRN, 23.88%, 1/05/25 (i)(z)	493,630	114,769
LB Commercial Conduit Mortgage Trust, FRN, 1.243%, 2/18/30 (i)	1,297,903	26,710
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39 (i)(z)	5,081,136	25,609

		$557,152
Automotive - 2.3%
Accuride Corp., 9.5%, 8/01/18	$6,635,000	$6,883,812
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	7,600,000	8,040,800
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,340,000	1,467,300
Lear Corp., 4.75%, 1/15/23	4,000,000	4,060,000
Lear Corp., 5.25%, 1/15/25	3,160,000	3,227,150
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	3,050,000	3,179,625
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)(p)	2,295,000	2,346,638
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)	2,345,000	2,497,425
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	2,805,000	2,799,741

		$34,502,491
Broadcasting - 2.1%
AMC Networks, Inc., 7.75%, 7/15/21	$4,811,000	$5,243,990
Clear Channel Communications, Inc., 9%, 3/01/21	4,947,000	4,742,936
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	830,000	869,425
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	3,080,000	3,257,100
Liberty Media Corp., 8.5%, 7/15/29	4,285,000	4,799,200
Liberty Media Corp., 8.25%, 2/01/30	40,000	44,300
Netflix, Inc., 5.375%, 2/01/21	3,625,000	3,788,125
Netflix, Inc., 5.875%, 2/15/25 (n)	1,580,000	1,682,700
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	4,675,000	4,955,500
Univision Communications, Inc., 5.125%, 2/15/25 (n)	1,780,000	1,793,350

		$31,176,626
Brokerage & Asset Managers - 0.2%
E*Trade Financial Corp., 4.625%, 9/15/23	$3,495,000	$3,569,269

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 2.8%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$7,161,000	$7,536,953
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	3,160,000	3,239,000
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	4,885,000	5,190,312
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	669,000	690,408
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)	546,000	585,585
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	910,000	985,075
Gibraltar Industries, Inc., 6.25%, 2/01/21	3,355,000	3,405,325
HD Supply, Inc., 7.5%, 7/15/20	5,575,000	5,979,187
Headwaters, Inc., 7.25%, 1/15/19	3,150,000	3,299,625
Nortek, Inc., 8.5%, 4/15/21	4,835,000	5,221,800
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	5,320,000	5,373,200

		$41,506,470
Business Services - 1.3%
Equinix, Inc., 4.875%, 4/01/20	$3,670,000	$3,789,275
Equinix, Inc., 5.375%, 1/01/22	1,620,000	1,680,750
Equinix, Inc., 5.375%, 4/01/23	1,955,000	2,018,537
Iron Mountain, Inc., 8.375%, 8/15/21	439,000	457,658
Iron Mountain, Inc., REIT, 6%, 8/15/23	5,205,000	5,543,325
NeuStar, Inc., 4.5%, 1/15/23	5,870,000	5,165,600

		$18,655,145
Cable TV - 5.4%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$3,520,000	$3,625,600
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	1,305,000	1,389,825
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	6,610,000	6,868,616
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)	3,550,000	3,514,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	5,645,000	5,715,562
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)	1,395,000	1,370,587
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	5,430,000	5,721,862
DISH DBS Corp., 6.75%, 6/01/21	3,410,000	3,610,610
DISH DBS Corp., 5%, 3/15/23	2,975,000	2,818,812
DISH DBS Corp., 5.875%, 11/15/24	1,495,000	1,472,575
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	3,660,000	3,614,250
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23	5,075,000	4,776,844
Intelsat Luxembourg S.A., 8.125%, 6/01/23	5,705,000	5,221,844
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	2,225,000	2,816,880
Lynx I Corp., 5.375%, 4/15/21 (n)	1,417,500	1,483,059
Lynx II Corp., 6.375%, 4/15/23 (n)	2,635,000	2,773,338
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	1,020,000	1,014,900
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	460,000	480,125
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	2,750,000	2,667,500
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)	2,340,000	2,427,750
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	2,285,000	2,296,425
Unitymedia Hessen, 5.5%, 1/15/23 (n)	4,235,000	4,430,869
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)	3,000,000	3,131,250
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)	2,833,000	2,945,612
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)	245,000	248,981
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (z)	3,185,000	3,169,075
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)	370,000	383,875

		$79,991,126
Chemicals - 2.7%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21	$3,678,000	$4,036,605
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	1,760,000	1,799,600

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)	$3,830,000	$3,877,875
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	3,930,000	4,264,050
Hexion U.S. Finance Corp., 6.625%, 4/15/20	3,140,000	2,935,900
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	4,465,000	3,979,431
Huntsman International LLC, 8.625%, 3/15/21	1,517,000	1,608,020
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	3,665,000	3,729,138
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	1,140,000	1,154,250
Tronox Finance LLC, 6.375%, 8/15/20	7,675,000	7,521,500
W.R. Grace & Co., 5.125%, 10/01/21 (n)	4,680,000	4,878,900

		$39,785,269
Computer Software - 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$1,453,000	$1,365,820
VeriSign, Inc., 4.625%, 5/01/23	5,390,000	5,387,305

		$6,753,125
Computer Software - Systems - 0.3%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$2,200,000	$2,370,500
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	2,115,000	2,248,245

		$4,618,745
Conglomerates - 2.5%
Amsted Industries Co., 5%, 3/15/22 (n)	$5,585,000	$5,759,531
BC Mountain LLC, 7%, 2/01/21 (n)	4,770,000	4,519,575
EnerSys, 5%, 4/30/23 (n)	6,750,000	6,834,375
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	5,105,000	5,334,725
Entegris, Inc., 6%, 4/01/22 (n)	5,005,000	5,230,225
Renaissance Acquisition, 6.875%, 8/15/21 (n)	5,585,000	5,194,050
Rexel S.A., 6.125%, 12/15/19 (n)	4,200,000	4,357,500

		$37,229,981
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,546,000	$1,348,885
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,555,000	2,356,221

		$3,705,106
Consumer Products - 0.7%
Prestige Brands, Inc., 8.125%, 2/01/20	$1,531,000	$1,645,825
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	3,405,000	3,447,563
Spectrum Brands, Inc., 6.375%, 11/15/20	4,360,000	4,621,600
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	710,000	752,600

		$10,467,588
Consumer Services - 2.4%
ADT Corp., 6.25%, 10/15/21	$6,995,000	$7,519,625
ADT Corp., 4.125%, 6/15/23	1,585,000	1,513,675
Garda World Security Corp., 7.25%, 11/15/21 (n)	1,200,000	1,194,000
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,905,000	2,890,475
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	2,125,000	2,119,688
Interval Acquisition Corp., 5.625%, 4/15/23 (z)	6,270,000	6,348,375
Monitronics International, Inc., 9.125%, 4/01/20	4,750,000	4,702,500
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	4,100,000	4,182,000
Service Corp. International, 7%, 6/15/17	2,630,000	2,879,850
Service Corp. International, 5.375%, 5/15/24	2,120,000	2,252,500

		$35,602,688

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - 3.4%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$748,235	$765,071
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	4,510,000	4,825,700
Ball Corp., 5%, 3/15/22	4,765,000	4,967,512
Berry Plastics Group, Inc., 9.75%, 1/15/21	900,000	987,750
Berry Plastics Group, Inc., 5.5%, 5/15/22	5,470,000	5,668,288
Crown American LLC, 4.5%, 1/15/23	7,135,000	7,170,675
Multi-Color Corp., 6.125%, 12/01/22 (n)	5,020,000	5,220,800
Reynolds Group, 9.875%, 8/15/19	512,000	545,600
Reynolds Group, 5.75%, 10/15/20	2,760,000	2,884,200
Reynolds Group, 8.25%, 2/15/21	5,415,000	5,760,206
Sealed Air Corp., 4.875%, 12/01/22 (n)	4,890,000	5,024,475
Sealed Air Corp., 5.125%, 12/01/24 (n)	1,355,000	1,412,588
Signode Industrial Group, 6.375%, 5/01/22 (n)	5,915,000	5,915,000

		$51,147,865
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$5,286,000	$5,603,160

Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$2,175,000	$1,914,000

Electronics - 1.7%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$3,600,000	$3,132,000
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,500,000	1,230,000
Advanced Micro Devices, Inc., 7%, 7/01/24	2,325,000	1,807,687
Micron Technology, Inc., 5.875%, 2/15/22	3,305,000	3,474,381
Micron Technology, Inc., 5.5%, 2/01/25 (n)	3,150,000	3,134,250
NXP B.V., 5.75%, 2/15/21 (n)	2,100,000	2,231,250
NXP B.V., 5.75%, 3/15/23 (n)	4,875,000	5,204,063
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	2,165,000	2,311,138
Sensata Technologies B.V., 5%, 10/01/25 (n)	2,100,000	2,168,250

		$24,693,019
Emerging Market Quasi-Sovereign - 0.2%
NOVA Chemicals Corp., 5%, 5/01/25 (n)	$2,836,000	$2,988,435

Energy - Independent - 6.5%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	$1,925,000	$1,414,875
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	3,690,000	2,721,375
Baytex Energy Corp., 5.625%, 6/01/24 (n)	4,650,000	4,498,875
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,560,000	1,587,300
Chaparral Energy, Inc., 7.625%, 11/15/22	5,800,000	4,640,000
Chesapeake Energy Corp., 5.75%, 3/15/23	5,045,000	4,931,487
Concho Resources, Inc., 6.5%, 1/15/22	3,465,000	3,646,912
Concho Resources, Inc., 5.5%, 4/01/23	3,700,000	3,750,875
EP Energy LLC, 6.875%, 5/01/19	1,435,000	1,479,485
EP Energy LLC, 9.375%, 5/01/20	3,795,000	4,060,650
EP Energy LLC, 7.75%, 9/01/22	6,260,000	6,573,000
Halcon Resources Corp., 8.875%, 5/15/21	4,365,000	3,409,065
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	1,870,000	1,935,450
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	2,655,000	2,417,696
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	5,211,000	4,481,460
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	2,150,000	1,752,250
MEG Energy Corp., 6.5%, 3/15/21 (n)	3,230,000	3,189,625
MEG Energy Corp., 7%, 3/31/24 (n)	1,765,000	1,738,878

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	$3,840,000	$3,648,000
Oasis Petroleum, Inc., 6.875%, 3/15/22	4,205,000	4,278,588
QEP Resources, Inc., 5.25%, 5/01/23	7,005,000	7,022,653
Rosetta Resources, Inc., 5.625%, 5/01/21	6,790,000	6,798,488
RSP Permian, Inc., 6.625%, 10/01/22 (n)	5,060,000	5,252,280
Sanchez Energy Corp., 6.125%, 1/15/23	3,605,000	3,532,900
SM Energy Co., 6.5%, 11/15/21	4,850,000	5,044,000
SM Energy Co., 6.125%, 11/15/22 (n)	2,440,000	2,562,000

		$96,368,167
Entertainment - 1.8%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$4,525,000	$4,986,007
Cedar Fair LP, 5.25%, 3/15/21	5,270,000	5,467,625
Cedar Fair LP, 5.375%, 6/01/24 (n)	1,790,000	1,848,175
Cinemark USA, Inc., 5.125%, 12/15/22	2,805,000	2,899,528
Cinemark USA, Inc., 4.875%, 6/01/23	2,495,000	2,522,944
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	3,755,000	3,867,650
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	4,755,000	4,909,538

		$26,501,467
Financial Institutions - 5.2%
Aircastle Ltd., 4.625%, 12/15/18	$3,385,000	$3,537,325
Aircastle Ltd., 5.125%, 3/15/21	2,710,000	2,841,977
Aircastle Ltd., 5.5%, 2/15/22	2,135,000	2,279,113
Aviation Capital Group, 4.625%, 1/31/18 (n)	2,300,000	2,408,249
Aviation Capital Group, 6.75%, 4/06/21 (n)	3,950,000	4,587,727
CIT Group, Inc., 5.25%, 3/15/18	3,330,000	3,451,545
CIT Group, Inc., 6.625%, 4/01/18 (n)	5,369,000	5,758,252
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,562,000	5,819,242
CIT Group, Inc., 5%, 8/15/22	4,690,000	4,830,700
Credit Acceptance Co., 7.375%, 3/15/23 (n)	4,360,000	4,338,200
Icahn Enterprises LP, 6%, 8/01/20	4,240,000	4,458,148
Icahn Enterprises LP, 5.875%, 2/01/22	6,210,000	6,418,967
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,615,000	2,660,763
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	5,885,000	6,061,550
Navient Corp., 5.875%, 3/25/21	2,990,000	2,975,050
SLM Corp., 8%, 3/25/20	6,735,000	7,501,039
SLM Corp., 7.25%, 1/25/22	5,145,000	5,453,700
SLM Corp., 6.125%, 3/25/24	2,140,000	2,078,475

		$77,460,022
Food & Beverages - 1.0%
Constellation Brands, Inc., 4.25%, 5/01/23	$3,885,000	$3,996,694
Darling Ingredients, Inc., 5.375%, 1/15/22	4,685,000	4,766,987
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	5,605,000	5,885,250

		$14,648,931
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)	$3,490,000	$2,285,950
Tembec Industries, Inc., 9%, 12/15/19 (n)	3,290,000	3,355,800

		$5,641,750
Gaming & Lodging - 2.9%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$5,077,000	$5,514,891
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	1,750,000	1,338,750

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	$4,640,000	$4,906,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	6,095,000	6,430,225
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,385,000	1,516,575
Isle of Capri Casinos, Inc., 5.875%, 3/15/21 (n)	1,035,000	1,068,638
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	4,250,000	4,388,125
MGM Resorts International, 6.625%, 12/15/21	4,660,000	4,986,200
MGM Resorts International, 6%, 3/15/23	3,315,000	3,433,097
RHP Hotel Properties, 5%, 4/15/23 (n)	1,470,000	1,488,375
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	7,155,000	7,270,911

		$42,342,587
Industrial - 1.3%
Anixter, Inc., 5.125%, 10/01/21	$4,025,000	$4,186,000
Dematic S.A., 7.75%, 12/15/20 (n)	5,925,000	6,236,063
Howard Hughes Corp., 6.875%, 10/01/21 (n)	5,615,000	5,923,825
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	3,320,000	3,494,300

		$19,840,188
Machinery & Tools - 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$5,265,000	$5,534,831
H&E Equipment Services Co., 7%, 9/01/22	5,815,000	6,091,212
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	4,025,000	3,461,500
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	4,015,000	3,322,413
RSC Equipment Rental, Inc., 8.25%, 2/01/21	814,000	878,103
United Rentals North America, Inc., 7.625%, 4/15/22	4,617,000	5,090,243

		$24,378,302
Major Banks - 1.6%
Bank of America Corp., 6.1% to 3/17/15, FRN to 12/29/49	$6,070,000	$6,191,400
Bank of America Corp., FRN, 5.2%, 12/31/49	6,293,000	6,049,146
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/31/49	5,830,000	5,990,325
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	3,320,000	4,233,000
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	1,370,000	1,623,450

		$24,087,321
Medical & Health Technology & Services - 5.5%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$840,000	$869,400
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	9,990,000	10,601,887
Davita Healthcare Partners, Inc., 5%, 5/01/25	5,385,000	5,374,903
Davita, Inc., 5.125%, 7/15/24	2,205,000	2,243,863
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	2,410,000	2,632,925
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	1,710,000	1,872,450
HCA, Inc., 4.25%, 10/15/19	5,110,000	5,339,950
HCA, Inc., 7.5%, 2/15/22	6,995,000	8,184,150
HCA, Inc., 5.875%, 3/15/22	6,325,000	7,076,094
HCA, Inc., 5%, 3/15/24	2,930,000	3,113,711
HCA, Inc., 5.375%, 2/01/25	3,110,000	3,265,500
HealthSouth Corp., 5.125%, 3/15/23	5,945,000	6,123,350
LifePoint Hospitals, Inc., 5.5%, 12/01/21	6,310,000	6,632,441
Tenet Healthcare Corp., 8%, 8/01/20	7,105,000	7,433,606
Tenet Healthcare Corp., 4.5%, 4/01/21	5,265,000	5,245,256
Tenet Healthcare Corp., 8.125%, 4/01/22	2,235,000	2,438,944
Universal Health Services, Inc., 7.625%, 8/15/20	3,770,000	3,308,175

		$81,756,605

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - 0.9%
Biomet, Inc., 6.5%, 8/01/20	$2,248,000	$2,380,070
DJO Finco, Inc., 8.125%, 6/15/21 (z)	3,000,000	3,045,000
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	1,767,000	1,886,273
Teleflex, Inc., 6.875%, 6/01/19	2,975,000	3,082,844
Teleflex, Inc., 5.25%, 6/15/24	2,700,000	2,727,000

		$13,121,187
Metals & Mining - 4.1%
ArcelorMittal S.A., 7%, 2/25/22	$1,130,000	$1,227,462
ArcelorMittal S.A., 7.5%, 3/01/41	2,060,000	2,106,350
Arch Coal, Inc., 8%, 1/15/19 (n)	2,045,000	848,675
Century Aluminum Co., 7.5%, 6/01/21 (n)	4,270,000	4,360,737
Commercial Metals Co., 4.875%, 5/15/23	3,048,000	2,903,220
Consol Energy, Inc., 5.875%, 4/15/22	3,665,000	3,362,637
Consol Energy, Inc., 8%, 4/01/23 (n)	2,955,000	2,995,631
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	4,915,000	4,806,870
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	6,523,000	6,262,080
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	1,583,000	1,476,147
GrafTech International Co., 6.375%, 11/15/20	4,385,000	3,749,175
Hudbay Minerals, Inc., 9.5%, 10/01/20	2,850,000	2,985,375
Lundin Mining Corp., 7.5%, 11/01/20 (n)	2,300,000	2,415,230
Lundin Mining Corp., 7.875%, 11/01/22 (n)	3,075,000	3,259,500
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	1,670,000	1,707,575
Steel Dynamics, Inc., 5.25%, 4/15/23	3,060,000	3,128,850
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)	2,170,000	2,240,525
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,440,000	1,479,600
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	3,555,000	3,652,763
Suncoke Energy, Inc., 7.625%, 8/01/19	1,423,000	1,462,133
TMS International Corp., 7.625%, 10/15/21 (n)	2,855,000	2,855,000
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,960,000	1,249,500

		$60,535,035
Midstream - 5.3%
AmeriGas Finance LLC, 6.75%, 5/20/20	$6,730,000	$7,142,212
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	4,055,000	4,217,200
Crestwood Midstream Partners LP, 6%, 12/15/20	3,215,000	3,295,375
Crestwood Midstream Partners LP, 6.125%, 3/01/22	2,420,000	2,498,650
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	1,815,000	1,896,675
El Paso Corp., 7.75%, 1/15/32	8,280,000	9,881,137
Energy Transfer Equity LP, 7.5%, 10/15/20	5,705,000	6,418,125
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	2,035,000	2,065,525
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	6,040,000	6,206,100
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	3,605,000	3,758,213
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	4,669,000	4,680,673
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	3,800,000	3,886,754
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	7,070,000	7,140,700
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	2,130,000	2,151,300
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	3,370,000	3,388,704
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,490,000	2,589,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,885,000	1,800,175
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	1,390,000	1,442,125
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	2,670,000	2,676,675
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	1,385,000	1,412,700

		$78,548,618

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 1.4%
Centurylink, Inc., 6.45%, 6/15/21	$2,815,000	$3,026,125
Centurylink, Inc., 6.75%, 12/01/23	1,205,000	1,303,521
Centurylink, Inc., 7.65%, 3/15/42	4,390,000	4,411,950
Citizens Communications Co., 9%, 8/15/31	4,795,000	5,046,737
Frontier Communications Corp., 8.125%, 10/01/18	1,030,000	1,160,037
Telecom Italia Capital, 6%, 9/30/34	1,515,000	1,583,175
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	4,255,000	4,478,388

		$21,009,933
Oil Services - 0.8%
Bristow Group, Inc., 6.25%, 10/15/22	$5,520,000	$5,409,600
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	4,320,000	3,661,200
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	3,290,000	2,714,250

		$11,785,050
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$3,100,000	$3,275,150
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	4,515,000	4,413,413

		$7,688,563
Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$3,895,000	$5,265,573

Pharmaceuticals - 2.2%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$5,945,000	$6,286,837
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)	1,170,000	1,199,981
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	4,605,000	4,766,175
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	595,000	606,900
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	6,495,000	6,803,513
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	3,850,000	4,105,063
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	2,070,000	2,095,875
Vantage Point Imaging, 7.5%, 7/15/21 (n)	2,850,000	3,092,250
VRX Escrow Corp., 5.875%, 5/15/23 (n)	2,995,000	3,073,619

		$32,030,213
Pollution Control - 0.2%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (z)	$2,970,000	$2,958,120

Precious Metals & Minerals - 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$4,915,000	$5,037,875
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	5,635,000	5,550,475

		$10,588,350
Printing & Publishing - 1.2%
American Media, Inc., 13.5%, 6/15/18 (z)	$297,449	$313,995
Gannett Co., Inc., 5.125%, 7/15/20	1,645,000	1,722,414
Gannett Co., Inc., 4.875%, 9/15/21 (n)	2,120,000	2,178,300
Gannett Co., Inc., 6.375%, 10/15/23	3,430,000	3,712,975
Nielsen Finance LLC, 5%, 4/15/22 (n)	6,630,000	6,666,465
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	2,385,000	2,483,381
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	300,000	311,250

		$17,388,780

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$3,435,000	$3,692,625
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	3,810,000	4,114,800

		$7,807,425
Real Estate - Other - 1.1%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$3,105,000	$3,213,675
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	6,825,000	7,072,406
Felcor Lodging LP, REIT, 5.625%, 3/01/23	5,205,000	5,413,200

		$15,699,281
Retailers - 2.3%
Best Buy Co., Inc., 5.5%, 3/15/21	$5,055,000	$5,320,388
Bon Ton Stores, Inc., 8%, 6/15/21	2,990,000	2,496,650
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	3,543,000	3,445,567
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	6,665,000	6,998,250
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	2,600,000	2,509,000
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	3,525,000	3,780,563
Rite Aid Corp., 9.25%, 3/15/20	3,240,000	3,580,200
Rite Aid Corp., 6.75%, 6/15/21	1,490,000	1,577,538
Rite Aid Corp., 6.125%, 4/01/23 (n)	1,205,000	1,248,681
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	2,570,000	2,717,775

		$33,674,612
Specialty Chemicals - 0.5%
Chemtura Corp., 5.75%, 7/15/21	$7,345,000	$7,592,894

Specialty Stores - 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$4,595,000	$4,824,750
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	6,620,000	6,653,100
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	5,150,000	5,343,125

		$16,820,975
Telecommunications - Wireless - 4.6%
Crown Castle International Corp., 4.875%, 4/15/22	$1,445,000	$1,507,316
Crown Castle International Corp., 5.25%, 1/15/23	4,270,000	4,507,412
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,430,000	1,474,902
Digicel Group Ltd., 7.125%, 4/01/22 (n)	2,189,000	2,072,709
Digicel Group Ltd., 6.75%, 3/01/23 (n)	5,257,000	5,180,773
Eileme 2 AB, 11.625%, 1/31/20 (n)	2,149,000	2,405,805
Numericable Group S.A., 6%, 5/15/22 (n)	5,325,000	5,454,797
Sprint Capital Corp., 6.875%, 11/15/28	4,745,000	4,294,225
Sprint Corp., 7.875%, 9/15/23	4,665,000	4,682,494
Sprint Corp., 7.125%, 6/15/24	6,075,000	5,839,594
Sprint Nextel Corp., 9%, 11/15/18 (n)	2,120,000	2,412,157
Sprint Nextel Corp., 6%, 11/15/22	3,950,000	3,732,750
T-Mobile USA, Inc., 6.125%, 1/15/22	565,000	582,656
T-Mobile USA, Inc., 6.5%, 1/15/24	1,715,000	1,790,031
T-Mobile USA, Inc., 6.464%, 4/28/19	1,760,000	1,817,200
T-Mobile USA, Inc., 6.25%, 4/01/21	7,105,000	7,424,725
T-Mobile USA, Inc., 6.633%, 4/28/21	3,350,000	3,534,250
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	3,950,000	3,950,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	5,600,000	5,733,000

		$68,396,796

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telephone Services - 0.6%
Frontier Communications Corp., 6.25%, 9/15/21	$1,995,000	$1,980,037
Level 3 Financing, Inc., 8.625%, 7/15/20	1,315,000	1,426,775
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)	2,925,000	2,917,688
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	2,340,000	2,337,075

		$8,661,575
Transportation - Services - 1.4%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$5,010,000	$4,321,125
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,479,000	3,557,278
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	3,320,000	3,054,400
Stena AB, 7%, 2/01/24 (n)	6,510,000	6,249,600
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	3,300,000	2,673,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	953,000	876,760

		$20,732,163
Utilities - Electric Power - 1.7%
Calpine Corp., 5.5%, 2/01/24	$5,550,000	$5,550,000
Covanta Holding Corp., 7.25%, 12/01/20	4,425,000	4,690,500
Covanta Holding Corp., 6.375%, 10/01/22	1,520,000	1,615,000
Covanta Holding Corp., 5.875%, 3/01/24	1,840,000	1,904,400
NRG Energy, Inc., 8.25%, 9/01/20	4,950,000	5,222,250
NRG Energy, Inc., 6.25%, 7/15/22	1,740,000	1,805,250
NRG Energy, Inc., 6.625%, 3/15/23	4,080,000	4,294,200

		$25,081,600
Total Bonds		$1,355,156,464

Floating Rate Loans (g)(r) - 4.0%
Aerospace - 0.3%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$3,951,822	$3,959,504

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$4,694,382	$4,703,770
HD Supply, Inc., Term Loan B, 4%, 6/28/18	2,863,705	2,872,296

		$7,576,066
Business Services - 0.1%
Fleetcor Technologies, Term Loan B, 3.75%, 11/17/21	$1,206,188	$1,209,706

Cable TV - 0.1%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$2,254,471	$2,262,925

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$3,179,144	$3,181,130

Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,754,817	$2,761,704

Containers - 0.2%
Berry Plastics, Term Loan E, 3.75%, 1/06/21	$2,402,817	$2,409,158

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$4,162,955	$4,180,460

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,599,892	$1,579,671

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,478,784	$1,484,330

Gaming & Lodging - 0.2%
Hilton Worldwide, Term Loan B, 3.5%, 10/26/20	$3,372,970	$3,383,838

Medical & Health Technology & Services - 0.3%
Community Health Systems, Inc., Term Loan, 4.25%, 1/27/21	$648,232	$651,959
Davita Healthcare, Term Loan B, 3.5%, 6/24/21	3,716,305	3,725,596

		$4,377,555
Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/21	$2,698,235	$2,694,020

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$1,149,016	$1,150,452

Supermarkets - 0.2%
Albertsons/Safeway, Term Loan B, 5.5%, 8/25/21	$2,498,832	$2,523,820

Telephone Services - 0.2%
Level 3 Financing, Inc., Term Loan B, 4.5%, 1/31/22	$3,629,229	$3,642,084

Transportation - Services - 0.4%
American Commercial Lines, Inc., Term Loan, 9/15/19 (o)	$5,362,589	$5,355,886

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/20	$4,677,690	$4,648,455
Total Floating Rate Loans		$58,380,764

Common Stocks - 0.9%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$265,477

Special Products & Services - 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF	146,200	$13,302,738
Total Common Stocks		$13,568,215

Money Market Funds - 2.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	34,548,909	$34,548,909
Total Investments		$1,461,654,352

Other Assets, Less Liabilities - 1.4%		21,349,786
Net Assets - 100.0%		$1,483,004,138

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $538,584,647 representing 36.3% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.

11

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Abengoa Finance S.A.U., 7.75%, 2/01/20	4/07/15-4/08/15	$2,881,670	$2,958,120
American Media, Inc., 13.5%, 6/15/18	12/28/10	299,995	313,995
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 1.577%, 4/26/50	4/12/06-4/26/15	657,149	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 1.777%, 4/26/50	4/12/06-4/26/15	2,054,697	21
DJO Finco, Inc., 8.125%, 6/15/21	4/23/15-4/24/15	3,029,500	3,045,000
Falcon Franchise Loan LLC, FRN, 23.88%, 1/05/25	1/29/03	35,071	114,769
Interval Acquisition Corp., 5.625%, 4/15/23	4/02/15-4/10/15	6,290,495	6,348,375
Morgan Stanley Capital I, Inc., FRN, 1.419%, 4/28/39	7/20/04	335,615	25,609
Virgin Media Secured Finance PLC, 5.25%, 1/15/26	4/23/15	3,216,844	3,169,075
Total Restricted Securities			$15,974,971
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	3,850,013	7/10/15	$4,172,574	$4,326,901	$(154,327)

Futures Contracts at 4/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Future
U.S. Treasury Note 10 yr (Short)	USD	114	$14,634,750	June - 2015	($30,663)

At April 30, 2015, the fund had cash collateral of $153,900 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

4/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

13

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$13,568,215	$—	$—	$13,568,215
Non-U.S. Sovereign Debt	—	2,988,435	—	2,988,435
U.S. Corporate Bonds	—	1,122,019,949	—	1,122,019,949
Commercial Mortgage-Backed Securities	—	557,124	—	557,124
Asset-Backed Securities (including CDOs)	—	28	—	28
Foreign Bonds	—	229,590,928	—	229,590,928
Floating Rate Loans	—	58,380,764	—	58,380,764
Mutual Funds	34,548,909	—	—	34,548,909
Total Investments	$48,117,124	$1,413,537,228	$—	$1,461,654,352

Other Financial Instruments
Futures Contracts	$(30,663)	$—	$—	$(30,663)
Forward Foreign Currency Exchange Contracts	—	(154,327)	—	(154,327)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,469,050,065
Gross unrealized appreciation	26,661,366
Gross unrealized depreciation	(34,057,079)
Net unrealized appreciation (depreciation)	$(7,395,713)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	32,644,694	179,217,005	(177,312,790)	34,548,909

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$12,501	$34,548,909

14

QUARTERLY REPORT

April 30, 2015

MFS® HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 91.1%
Aerospace - 2.3%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$6,220,000	$6,670,918
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,995,000	2,109,413
Bombardier, Inc., 6.125%, 1/15/23 (n)	4,160,000	3,975,712
Bombardier, Inc., 7.5%, 3/15/25 (n)	3,625,000	3,593,281
CPI International, Inc., 8.75%, 2/15/18	5,380,000	5,531,313
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	5,380,000	5,770,050
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	1,950,000	1,735,500
TransDigm, Inc., 6%, 7/15/22	875,000	880,469
TransDigm, Inc., 6.5%, 7/15/24	2,605,000	2,643,684

		$32,910,340
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,250,000	$2,379,375
PVH Corp., 4.5%, 12/15/22	3,740,000	3,814,800

		$6,194,175
Automotive - 2.3%
Accuride Corp., 9.5%, 8/01/18	$6,190,000	$6,422,125
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	7,780,000	8,231,240
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,110,000	1,215,450
Lear Corp., 4.75%, 1/15/23	3,825,000	3,882,375
Lear Corp., 5.25%, 1/15/25	3,145,000	3,211,831
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	2,905,000	3,028,463
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	2,175,000	2,223,938
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	2,525,000	2,689,125
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	2,715,000	2,709,909

		$33,614,456
Broadcasting - 2.1%
AMC Networks, Inc., 7.75%, 7/15/21	$4,715,000	$5,139,350
Clear Channel Communications, Inc., 9%, 3/01/21	4,438,000	4,254,933
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	745,000	780,388
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	3,490,000	3,690,675
Liberty Media Corp., 8.5%, 7/15/29	2,790,000	3,124,800
Liberty Media Corp., 8.25%, 2/01/30	1,215,000	1,345,613
Netflix, Inc., 5.375%, 2/01/21	3,335,000	3,485,075
Netflix, Inc., 5.875%, 2/15/25 (n)	2,335,000	2,486,775
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	5,005,000	5,305,300
Univision Communications, Inc., 5.125%, 2/15/25 (n)	1,655,000	1,667,413

		$31,280,322
Brokerage & Asset Managers - 0.3%
E*Trade Financial Corp., 4.625%, 9/15/23	$3,820,000	$3,901,175

Building - 2.8%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$7,140,000	$7,514,850
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	2,895,000	2,967,375
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	5,145,000	5,466,563
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)	202,000	208,464
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)	440,000	471,900
CEMEX S.A.B. de C.V., 6.5%, 12/10/19	500,000	536,250
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	866,000	937,445
Gibraltar Industries, Inc., 6.25%, 2/01/21	3,200,000	3,248,000

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - continued
HD Supply, Inc., 7.5%, 7/15/20	$5,785,000	$6,204,413
Headwaters, Inc., 7.25%, 1/15/19	3,040,000	3,184,400
Nortek, Inc., 8.5%, 4/15/21	4,800,000	5,184,000
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	5,117,000	5,168,170

		$41,091,830
Business Services - 1.2%
Equinix, Inc., 4.875%, 4/01/20	$2,950,000	$3,045,875
Equinix, Inc., 5.375%, 1/01/22	2,265,000	2,349,938
Equinix, Inc., 5.375%, 4/01/23	1,640,000	1,693,300
Iron Mountain, Inc., 8.375%, 8/15/21	369,000	384,683
Iron Mountain, Inc., REIT, 6%, 8/15/23	4,665,000	4,968,225
NeuStar, Inc., 4.5%, 1/15/23	5,390,000	4,743,200

		$17,185,221
Cable TV - 5.5%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$3,880,000	$3,996,400
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	705,000	750,825
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	7,010,000	7,284,266
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)	3,385,000	3,351,150
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	5,925,000	5,999,063
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)	1,325,000	1,301,813
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	5,575,000	5,874,656
DISH DBS Corp., 6.75%, 6/01/21	3,960,000	4,192,967
DISH DBS Corp., 5%, 3/15/23	2,750,000	2,605,625
DISH DBS Corp., 5.875%, 11/15/24	1,190,000	1,172,150
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	3,670,000	3,624,125
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23	5,045,000	4,748,606
Intelsat Luxembourg S.A., 8.125%, 6/01/23	5,835,000	5,340,834
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	1,895,000	2,399,095
Lynx I Corp., 5.375%, 4/15/21 (n)	1,251,000	1,308,859
Lynx II Corp., 6.375%, 4/15/23 (n)	2,030,000	2,136,575
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	860,000	855,700
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	395,000	412,281
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	2,495,000	2,420,150
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)	2,740,000	2,842,750
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	2,570,000	2,582,850
Unitymedia Hessen, 5.5%, 1/15/23 (n)	3,980,000	4,164,075
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)	2,960,000	3,089,500
UPCB Finance III Ltd., 6.625%, 7/01/20 (n)	2,398,000	2,493,321
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)	355,000	360,769
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (z)	3,860,000	3,840,700
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)	330,000	342,375

		$79,491,480
Chemicals - 2.6%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21	$3,149,000	$3,456,028
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	2,255,000	2,305,738
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)	4,080,000	4,131,000
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	3,210,000	3,482,850
Hexion U.S. Finance Corp., 6.625%, 4/15/20	2,895,000	2,706,825
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	4,345,000	3,872,481
Huntsman International LLC, 8.625%, 3/15/21	1,334,000	1,414,040
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	3,090,000	3,144,075
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	1,355,000	1,371,938

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
Tronox Finance LLC, 6.375%, 8/15/20	$7,160,000	$7,016,800
W.R. Grace & Co., 5.125%, 10/01/21 (n)	4,685,000	4,884,113

		$37,785,888
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$1,150,000	$1,081,000
VeriSign, Inc., 4.625%, 5/01/23	4,940,000	4,937,530

		$6,018,530
Computer Software - Systems - 0.3%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$1,710,000	$1,842,525
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	2,640,000	2,806,320

		$4,648,845
Conglomerates - 2.5%
Amsted Industries Co., 5%, 3/15/22 (n)	$5,325,000	$5,491,406
BC Mountain LLC, 7%, 2/01/21 (n)	4,590,000	4,349,025
EnerSys, 5%, 4/30/23 (n)	6,470,000	6,550,875
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	4,695,000	4,906,275
Entegris, Inc., 6%, 4/01/22 (n)	4,685,000	4,895,825
Renaissance Acquisition, 6.875%, 8/15/21 (n)	5,775,000	5,370,750
Rexel S.A., 6.125%, 12/15/19 (n)	4,080,000	4,233,000

		$35,797,156
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,723,000	$1,503,318
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,120,000	1,955,064

		$3,458,382
Consumer Products - 0.7%
Prestige Brands, Inc., 8.125%, 2/01/20	$2,165,000	$2,327,375
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	2,585,000	2,617,313
Spectrum Brands, Inc., 6.375%, 11/15/20	3,940,000	4,176,400
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	1,065,000	1,128,900

		$10,249,988
Consumer Services - 2.4%
ADT Corp., 6.25%, 10/15/21	$7,050,000	$7,578,750
ADT Corp., 4.125%, 6/15/23	1,360,000	1,298,800
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,330,000	2,318,350
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,045,000	2,034,775
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	1,765,000	1,760,588
Interval Acquisition Corp., 5.625%, 4/15/23 (z)	5,955,000	6,029,438
Monitronics International, Inc., 9.125%, 4/01/20	4,800,000	4,752,000
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	3,945,000	4,023,900
Service Corp. International, 7%, 6/15/17	1,610,000	1,762,950
Service Corp. International, 5.375%, 5/15/24	2,985,000	3,171,563

		$34,731,114
Containers - 3.4%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$317,647	$324,794
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	4,880,000	5,221,600
Ball Corp., 5%, 3/15/22	4,680,000	4,878,900
Berry Plastics Group, Inc., 9.75%, 1/15/21	690,000	757,275
Berry Plastics Group, Inc., 5.5%, 5/15/22	6,035,000	6,253,769
Crown American LLC, 4.5%, 1/15/23	6,883,000	6,917,415

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Multi-Color Corp., 6.125%, 12/01/22 (n)	$4,360,000	$4,534,400
Reynolds Group, 9.875%, 8/15/19	598,000	637,244
Reynolds Group, 5.75%, 10/15/20	2,550,000	2,664,750
Reynolds Group, 8.25%, 2/15/21	5,325,000	5,664,469
Sealed Air Corp., 4.875%, 12/01/22 (n)	4,555,000	4,680,263
Sealed Air Corp., 5.125%, 12/01/24 (n)	1,670,000	1,740,975
Signode Industrial Group, 6.375%, 5/01/22 (n)	5,790,000	5,790,000

		$50,065,854
Defense Electronics - 0.4%
Ducommun, Inc., 9.75%, 7/15/18	$5,402,000	$5,726,120

Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$2,350,000	$2,068,000

Electronics - 1.6%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$3,480,000	$3,027,600
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,680,000	1,377,600
Advanced Micro Devices, Inc., 7%, 7/01/24	2,250,000	1,749,375
Micron Technology, Inc., 5.875%, 2/15/22	3,230,000	3,395,538
Micron Technology, Inc., 5.5%, 2/01/25 (n)	2,555,000	2,542,225
NXP B.V., 5.75%, 2/15/21 (n)	1,645,000	1,747,813
NXP B.V., 5.75%, 3/15/23 (n)	4,790,000	5,113,325
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	1,720,000	1,836,100
Sensata Technologies B.V., 5%, 10/01/25 (n)	2,270,000	2,343,775

		$23,133,351
Emerging Market Quasi-Sovereign - 0.2%
NOVA Chemicals Corp., 5%, 5/01/25 (n)	$2,740,000	$2,887,275

Energy - Independent - 6.5%
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	$2,165,000	$1,591,275
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	3,525,000	2,599,688
Baytex Energy Corp., 5.625%, 6/01/24 (n)	4,780,000	4,624,650
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,520,000	1,546,600
Chaparral Energy, Inc., 7.625%, 11/15/22	5,970,000	4,776,000
Chesapeake Energy Corp., 5.75%, 3/15/23	4,875,000	4,765,313
Concho Resources, Inc., 6.5%, 1/15/22	3,440,000	3,620,600
Concho Resources, Inc., 5.5%, 4/01/23	3,655,000	3,705,256
EP Energy LLC, 6.875%, 5/01/19	1,205,000	1,242,355
EP Energy LLC, 9.375%, 5/01/20	4,725,000	5,055,750
EP Energy LLC, 7.75%, 9/01/22	5,050,000	5,302,500
Halcon Resources Corp., 8.875%, 5/15/21	4,610,000	3,600,410
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	1,670,000	1,728,450
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	2,670,000	2,431,355
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	5,369,000	4,617,340
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	1,715,000	1,397,725
MEG Energy Corp., 6.5%, 3/15/21 (n)	3,010,000	2,972,375
MEG Energy Corp., 7%, 3/31/24 (n)	2,020,000	1,990,104
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	3,277,000	3,113,150
Oasis Petroleum, Inc., 6.875%, 3/15/22	4,180,000	4,253,150
QEP Resources, Inc., 5.25%, 5/01/23	6,445,000	6,461,241
Rosetta Resources, Inc., 5.625%, 5/01/21	6,775,000	6,783,469
RSP Permian, Inc., 6.625%, 10/01/22 (n)	4,740,000	4,920,120
Sanchez Energy Corp., 6.125%, 1/15/23	3,500,000	3,430,000

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Independent - continued
SM Energy Co., 6.5%, 11/15/21	$3,955,000	$4,113,200
SM Energy Co., 6.125%, 11/15/22 (n)	3,620,000	3,801,000

		$94,443,076
Entertainment - 1.8%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$4,465,000	$4,919,894
Cedar Fair LP, 5.25%, 3/15/21	5,965,000	6,188,688
Cedar Fair LP, 5.375%, 6/01/24 (n)	1,420,000	1,466,150
Cinemark USA, Inc., 5.125%, 12/15/22	2,445,000	2,527,397
Cinemark USA, Inc., 4.875%, 6/01/23	3,010,000	3,043,712
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	4,105,000	4,228,150
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	3,915,000	4,042,238

		$26,416,229
Financial Institutions - 5.2%
Aircastle Ltd., 4.625%, 12/15/18	$3,340,000	$3,490,300
Aircastle Ltd., 5.125%, 3/15/21	2,295,000	2,406,767
Aircastle Ltd., 5.5%, 2/15/22	2,620,000	2,796,850
Aviation Capital Group, 4.625%, 1/31/18 (n)	3,015,000	3,156,901
Aviation Capital Group, 6.75%, 4/06/21 (n)	3,505,000	4,070,882
CIT Group, Inc., 5.25%, 3/15/18	2,875,000	2,979,938
CIT Group, Inc., 6.625%, 4/01/18 (n)	4,776,000	5,122,260
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,607,000	5,866,324
CIT Group, Inc., 5%, 8/15/22	5,245,000	5,402,350
Credit Acceptance Co., 7.375%, 3/15/23 (n)	4,365,000	4,343,175
Icahn Enterprises LP, 6%, 8/01/20	3,910,000	4,111,170
Icahn Enterprises LP, 5.875%, 2/01/22	5,890,000	6,088,199
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,220,000	2,258,850
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	6,045,000	6,226,350
Navient Corp., 5.875%, 3/25/21	2,880,000	2,865,600
SLM Corp., 8%, 3/25/20	6,800,000	7,573,432
SLM Corp., 7.25%, 1/25/22	3,985,000	4,224,100
SLM Corp., 6.125%, 3/25/24	2,795,000	2,714,644

		$75,698,092
Food & Beverages - 1.0%
Constellation Brands, Inc., 4.25%, 5/01/23	$4,065,000	$4,181,869
Darling Ingredients, Inc., 5.375%, 1/15/22	4,650,000	4,731,375
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	5,335,000	5,601,750

		$14,514,994
Forest & Paper Products - 0.4%
Appvion, Inc., 9%, 6/01/20 (n)	$2,765,000	$1,811,075
Tembec Industries, Inc., 9%, 12/15/19 (n)	3,290,000	3,355,800

		$5,166,875
Gaming & Lodging - 2.8%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$4,878,000	$5,298,728
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	1,450,000	1,109,250
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	4,600,000	4,864,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	5,615,000	5,923,825
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,110,000	1,215,450
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	4,340,000	4,481,050
Isle of Capri Casinos, Inc., 5.875%, 3/15/21 (n)	990,000	1,022,175
MGM Resorts International, 6.625%, 12/15/21	4,365,000	4,670,550

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
MGM Resorts International, 6%, 3/15/23	$3,760,000	$3,893,950
RHP Hotel Properties, 5%, 4/15/23 (n)	1,395,000	1,412,438
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	7,095,000	7,209,939

		$41,101,855
Industrial - 1.4%
Anixter, Inc., 5.125%, 10/01/21	$3,975,000	$4,134,000
Dematic S.A., 7.75%, 12/15/20 (n)	5,895,000	6,204,488
Howard Hughes Corp., 6.875%, 10/01/21 (n)	5,885,000	6,208,675
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	3,600,000	3,789,000

		$20,336,163
Machinery & Tools - 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$4,960,000	$5,214,200
H&E Equipment Services Co., 7%, 9/01/22	5,800,000	6,075,500
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	3,610,000	3,104,600
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	3,930,000	3,252,075
RSC Equipment Rental, Inc., 8.25%, 2/01/21	607,000	654,801
United Rentals North America, Inc., 7.625%, 4/15/22	5,058,000	5,576,445

		$23,877,621
Major Banks - 1.5%
Bank of America Corp., 6.1% to 3/17/15, FRN to 12/29/49	$6,035,000	$6,155,700
Bank of America Corp., FRN, 5.2%, 12/31/49	5,887,000	5,658,879
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 10/29/49	5,180,000	5,322,450
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	2,800,000	3,570,000
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 12/31/49 (n)	905,000	1,072,425

		$21,779,454
Medical & Health Technology & Services - 5.5%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$1,700,000	$1,759,500
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	9,235,000	9,800,644
Davita Healthcare Partners, Inc., 5%, 5/01/25	5,210,000	5,200,231
Davita, Inc., 5.125%, 7/15/24	3,100,000	3,154,638
Fresenius Medical Care Capital Trust III, 5.625%, 7/31/19 (n)	2,540,000	2,774,950
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	1,375,000	1,505,625
HCA, Inc., 4.25%, 10/15/19	5,320,000	5,559,400
HCA, Inc., 7.5%, 2/15/22	6,080,000	7,113,600
HCA, Inc., 5.875%, 3/15/22	6,595,000	7,378,156
HCA, Inc., 5%, 3/15/24	2,340,000	2,486,718
HCA, Inc., 5.375%, 2/01/25	3,500,000	3,675,000
HealthSouth Corp., 5.125%, 3/15/23	5,570,000	5,737,100
LifePoint Hospitals, Inc., 5.5%, 12/01/21	6,165,000	6,480,032
Tenet Healthcare Corp., 8%, 8/01/20	6,840,000	7,156,350
Tenet Healthcare Corp., 4.5%, 4/01/21	4,540,000	4,522,975
Tenet Healthcare Corp., 8.125%, 4/01/22	2,465,000	2,689,931
Universal Health Services, Inc., 7.625%, 8/15/20	3,290,000	2,886,975

		$79,881,825
Medical Equipment - 0.9%
Biomet, Inc., 6.5%, 8/01/20	$2,315,000	$2,451,006
DJO Finco, Inc., 8.125%, 6/15/21 (z)	2,890,000	2,933,350
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	1,430,000	1,526,525
Teleflex, Inc., 6.875%, 6/01/19	2,550,000	2,642,438
Teleflex, Inc., 5.25%, 6/15/24	3,315,000	3,348,150

		$12,901,469

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - 4.1%
ArcelorMittal S.A., 7%, 2/25/22	$965,000	$1,048,231
ArcelorMittal S.A., 7.5%, 3/01/41	2,135,000	2,183,038
Arch Coal, Inc., 8%, 1/15/19 (n)	1,695,000	703,425
Century Aluminum Co., 7.5%, 6/01/21 (n)	4,715,000	4,815,194
Commercial Metals Co., 4.875%, 5/15/23	2,918,000	2,779,395
Consol Energy, Inc., 5.875%, 4/15/22	3,370,000	3,091,975
Consol Energy, Inc., 8%, 4/01/23 (n)	3,665,000	3,715,394
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	4,740,000	4,635,720
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	6,352,000	6,097,920
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	2,005,000	1,869,663
GrafTech International Co., 6.375%, 11/15/20	3,450,000	2,949,750
Hudbay Minerals, Inc., 9.5%, 10/01/20	2,620,000	2,744,450
Lundin Mining Corp., 7.5%, 11/01/20 (n)	2,750,000	2,887,775
Lundin Mining Corp., 7.875%, 11/01/22 (n)	2,565,000	2,718,900
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	1,725,000	1,763,813
Steel Dynamics, Inc., 5.25%, 4/15/23	2,375,000	2,428,438
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)	2,725,000	2,813,563
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,650,000	1,695,375
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	3,605,000	3,704,138
Suncoke Energy, Inc., 7.625%, 8/01/19	1,118,000	1,148,745
TMS International Corp., 7.625%, 10/15/21 (n)	2,830,000	2,830,000
Walter Energy, Inc., 9.5%, 10/15/19 (n)	1,615,000	1,029,563

		$59,654,465
Midstream - 5.4%
AmeriGas Finance LLC, 6.75%, 5/20/20	$7,080,000	$7,513,650
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	3,845,000	3,998,800
Crestwood Midstream Partners LP, 6%, 12/15/20	2,690,000	2,757,250
Crestwood Midstream Partners LP, 6.125%, 3/01/22	2,930,000	3,025,225
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	1,690,000	1,766,050
El Paso Corp., 7.75%, 1/15/32	7,930,000	9,463,456
Energy Transfer Equity LP, 7.5%, 10/15/20	6,295,000	7,081,875
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	2,080,000	2,111,200
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	6,320,000	6,493,800
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	3,370,000	3,513,225
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	4,924,000	4,936,310
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	4,870,000	4,981,182
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	6,800,000	6,868,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,705,000	1,722,050
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	3,104,000	3,121,227
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,135,000	2,220,400
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,635,000	1,561,425
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	1,680,000	1,743,000
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	2,105,000	2,110,263
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	1,305,000	1,331,100

		$78,319,488
Network & Telecom - 1.5%
Centurylink, Inc., 6.45%, 6/15/21	$3,105,000	$3,337,875
Centurylink, Inc., 6.75%, 12/01/23	940,000	1,016,854
Centurylink, Inc., 7.65%, 3/15/42	4,835,000	4,859,175
Citizens Communications Co., 9%, 8/15/31	4,970,000	5,230,925
Frontier Communications Corp., 8.125%, 10/01/18	1,270,000	1,430,338
Telecom Italia Capital, 6%, 9/30/34	2,180,000	2,278,100
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	3,365,000	3,541,663

		$21,694,930

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oil Services - 0.8%
Bristow Group, Inc., 6.25%, 10/15/22	$5,268,000	$5,162,640
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	4,250,000	3,601,875
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	3,035,000	2,503,875

		$11,268,390
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$3,465,000	$3,660,773
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	5,445,000	5,322,488

		$8,983,261
Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$3,873,000	$5,235,831

Pharmaceuticals - 2.1%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$5,835,000	$6,170,513
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)	1,280,000	1,312,800
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	4,525,000	4,683,375
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	560,000	571,200
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	6,100,000	6,389,750
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	3,500,000	3,731,875
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	1,760,000	1,782,000
Vantage Point Imaging, 7.5%, 7/15/21 (n)	3,230,000	3,504,550
VRX Escrow Corp., 5.875%, 5/15/23 (n)	2,760,000	2,832,450

		$30,978,513
Pollution Control - 0.2%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (z)	$2,860,000	$2,848,560

Precious Metals & Minerals - 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$4,990,000	$5,114,750
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	5,515,000	5,432,275

		$10,547,025
Printing & Publishing - 1.2%
American Media, Inc., 13.5%, 6/15/18 (z)	$338,724	$357,566
Gannett Co., Inc., 5.125%, 7/15/20	1,415,000	1,481,590
Gannett Co., Inc., 4.875%, 9/15/21 (n)	1,900,000	1,952,250
Gannett Co., Inc., 6.375%, 10/15/23	3,900,000	4,221,750
Nielsen Finance LLC, 5%, 4/15/22 (n)	7,015,000	7,053,583
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	2,315,000	2,410,494
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	275,000	285,313

		$17,762,546
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$2,775,000	$2,983,125
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	4,390,000	4,741,200

		$7,724,325
Real Estate - Other - 1.0%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$3,025,000	$3,130,875
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	6,355,000	6,585,369
Felcor Lodging LP, REIT, 5.625%, 3/01/23	5,115,000	5,319,600

		$15,035,844

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 2.3%
Best Buy Co., Inc., 5.5%, 3/15/21	$4,815,000	$5,067,788
Bon Ton Stores, Inc., 8%, 6/15/21	2,880,000	2,404,800
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	3,263,000	3,173,268
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	6,865,000	7,208,250
Jo-Ann Stores Holdings, Inc., 10.5%, 10/15/19 (n)(p)	2,530,000	2,441,450
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	3,245,000	3,480,263
Rite Aid Corp., 9.25%, 3/15/20	2,935,000	3,243,175
Rite Aid Corp., 6.75%, 6/15/21	1,380,000	1,461,075
Rite Aid Corp., 6.125%, 4/01/23 (n)	1,775,000	1,839,344
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	3,040,000	3,214,800

		$33,534,213
Specialty Chemicals - 0.5%
Chemtura Corp., 5.75%, 7/15/21	$7,440,000	$7,691,100

Specialty Stores - 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$4,230,000	$4,441,500
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	6,130,000	6,160,650
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	4,740,000	4,917,750

		$15,519,900
Telecommunications - Wireless - 4.6%
Crown Castle International Corp., 4.875%, 4/15/22	$1,155,000	$1,204,809
Crown Castle International Corp., 5.25%, 1/15/23	4,465,000	4,713,254
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,190,000	1,227,366
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,731,000	1,639,041
Digicel Group Ltd., 6.75%, 3/01/23 (n)	6,053,000	5,965,232
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,220,000	1,365,790
Numericable Group S.A., 6%, 5/15/22 (n)	5,035,000	5,157,728
Sprint Capital Corp., 6.875%, 11/15/28	3,690,000	3,339,450
Sprint Corp., 7.875%, 9/15/23	4,970,000	4,988,638
Sprint Corp., 7.125%, 6/15/24	6,345,000	6,099,131
Sprint Nextel Corp., 9%, 11/15/18 (n)	1,745,000	1,985,478
Sprint Nextel Corp., 6%, 11/15/22	4,585,000	4,332,825
T-Mobile USA, Inc., 6.125%, 1/15/22	475,000	489,844
T-Mobile USA, Inc., 6.5%, 1/15/24	1,440,000	1,503,000
T-Mobile USA, Inc., 6.464%, 4/28/19	1,465,000	1,512,613
T-Mobile USA, Inc., 6.25%, 4/01/21	9,000,000	9,405,000
T-Mobile USA, Inc., 6.633%, 4/28/21	1,890,000	1,993,950
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	3,440,000	3,440,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	5,810,000	5,947,988

		$66,311,137
Telephone Services - 0.6%
Frontier Communications Corp., 6.25%, 9/15/21	$1,590,000	$1,578,075
Level 3 Financing, Inc., 8.625%, 7/15/20	1,710,000	1,855,350
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)	2,775,000	2,768,063
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	2,225,000	2,222,219

		$8,423,707
Transportation - Services - 1.4%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$4,925,000	$4,247,813
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,487,000	3,565,458
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	3,560,000	3,275,200
Stena AB, 7%, 2/01/24 (n)	5,625,000	5,400,000
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	3,185,000	2,579,850

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	$786,000	$723,120

		$19,791,441
Utilities - Electric Power - 1.8%
Calpine Corp., 5.5%, 2/01/24	$6,385,000	$6,385,000
Covanta Holding Corp., 7.25%, 12/01/20	4,290,000	4,547,400
Covanta Holding Corp., 6.375%, 10/01/22	1,185,000	1,259,063
Covanta Holding Corp., 5.875%, 3/01/24	2,475,000	2,561,625
NRG Energy, Inc., 8.25%, 9/01/20	4,525,000	4,773,875
NRG Energy, Inc., 6.25%, 7/15/22	1,440,000	1,494,000
NRG Energy, Inc., 6.625%, 3/15/23	4,315,000	4,541,538

		$25,562,501
Total Bonds		$1,325,244,332

Floating Rate Loans (g)(r) - 3.5%
Aerospace - 0.3%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$4,148,065	$4,156,129

Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$4,263,165	$4,271,691
HD Supply, Inc., Term Loan B, 4%, 6/28/18	2,233,028	2,239,727

		$6,511,418
Business Services - 0.1%
Fleetcor Technologies, Term Loan B, 3.75%, 11/17/21	$962,848	$965,656

Cable TV - 0.1%
Cequel Communications LLC, Term Loan, 3.5%, 2/14/19	$1,756,799	$1,763,387

Conglomerates - 0.2%
Entegris, Inc., Term Loan, 3.5%, 4/30/21	$3,449,101	$3,451,256

Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,155,832	$2,161,221

Containers - 0.1%
Berry Plastics, Term Loan E, 3.75%, 1/06/21	$1,874,742	$1,879,689

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$3,821,568	$3,837,637

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,411,470	$1,393,631

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,055,676	$1,059,635

Gaming & Lodging - 0.2%
Hilton Worldwide, Term Loan B, 3.5%, 10/25/20	$3,189,124	$3,199,400

Medical & Health Technology & Services - 0.2%
Community Health Systems, Inc., Term Loan, 4.25%, 1/27/21	$545,315	$548,451
Davita Healthcare, Term Loan B, 3.5%, 6/24/21	2,947,927	2,955,296

		$3,503,747

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Printing & Publishing - 0.1%
CBS Outdoor, Term Loan, 3%, 1/31/21	$2,111,557	$2,108,259

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$937,940	$939,112

Supermarkets - 0.1%
Albertsons/Safeway, Term Loan B, 5.5%, 8/25/21	$1,967,575	$1,987,251

Telephone Services - 0.2%
Level 3 Financing, Inc., Term Loan B, 4.5%, 1/31/22	$2,907,141	$2,917,438

Transportation - Services - 0.4%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/15/19 (o)	$5,173,379	$5,166,912

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/20	$3,978,898	$3,954,030
Total Floating Rate Loans		$50,955,808

Common Stocks - 0.9%
Automotive - 0.0%
Accuride Corp. (a)	48,891	$199,475

Special Products & Services - 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF	141,000	$12,829,590
Total Common Stocks		$13,029,065

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	55,126,299	$55,126,299
Total Investments		$1,444,355,504
Other Assets, Less Liabilities - 0.7%		10,732,542
Net Assets - 100.0%		$1,455,088,046

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $523,742,236, representing 36.0% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

11

Portfolio of Investments (unaudited) – continued

Restricted Securities	Acquisition Date	Cost	Value
Abengoa Finance S.A.U., 7.75%, 2/01/20	4/07/15-4/08/15	$2,774,942	$2,848,560
American Media, Inc., 13.5%, 6/15/18	12/22/10-12/28/10	341,624	357,566
DJO Finco, Inc., 8.125%, 6/15/21	4/23/15-4/24/15	2,918,613	2,933,350
Interval Acquisition Corp., 5.625%, 4/15/23	4/02/15-4/10/15	5,974,785	6,029,438
Virgin Media Secured Finance PLC, 5.25%, 1/15/26	4/23/15-4/27/15	3,895,593	3,840,700
Total Restricted Securities			$16,009,614
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/15

Forward Foreign Currency Exchange Contracts at 4/30/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	JPMorgan Chase Bank N.A.	2,033,642	7/10/15	$2,204,024	$2,285,542	$(81,518)

Futures Contracts at 4/30/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$11,682,125	June - 2015	$(24,477)

At April 30, 2015, the fund had cash collateral of $122,850 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

4/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$13,029,065	$—	$—	$13,029,065
Non-U.S. Sovereign Debt	—	2,887,275	—	2,887,275
U.S. Corporate Bonds	—	1,100,660,373	—	1,100,660,373
Foreign Bonds	—	221,696,684	—	221,696,684
Floating Rate Loans	—	50,955,808	—	50,955,808
Mutual Funds	55,126,299	—	—	55,126,299
Total Investments	$68,155,364	$1,376,200,140	$—	$1,444,355,504

Other Financial Instruments
Futures Contracts	$(24,477)	$—	$—	$(24,477)
Forward Foreign Currency Exchange Contracts	—	(81,518)	—	(81,518)

13

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,434,196,771
Gross unrealized appreciation	29,414,364
Gross unrealized depreciation	(19,255,631)
Net unrealized appreciation (depreciation)	$10,158,733

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	42,212,532	127,524,549	(114,610,782)	55,126,299

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,192	$55,126,299

14

QUARTERLY REPORT

April 30, 2015

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 96.9%
Alabama - 1.1%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	$1,900,000	$1,929,336
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/23	1,400,000	1,524,180
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	4,790,000	5,217,699
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	1,000,000	1,089,670
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/28	1,795,000	1,811,927
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/43	1,560,000	1,565,039
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	65,000	40,800
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	805,000	480,512
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,130,000	551,474
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	1,620,000	549,326
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	3,080,000	978,485
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	390,000	396,544
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	860,000	905,477
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	1,165,000	1,258,037
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	1,210,000	1,332,754
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	1,360,000	1,523,622
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	1,995,000	2,240,305
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	1,670,000	1,829,535
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	6,750,000	7,982,618
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	1,635,000	1,850,215

		$35,057,555
Alaska - 0.1%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/41	$3,315,000	$3,772,138

Arizona - 2.1%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/43	$3,150,000	$3,411,576
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	1,790,000	2,086,764
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/35	4,700,000	5,281,860
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “A”, 0.45%, 6/01/34 (Put Date 11/17/15)	1,245,000	1,244,913
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/35	2,035,000	2,073,869
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/45	3,015,000	3,024,347
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	2,205,000	2,328,767
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	855,000	852,914
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	1,715,000	1,666,911
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	6,355,000	6,693,722
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	3,970,000	4,096,445
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/35	1,430,000	1,434,433
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/45	1,570,000	1,555,399
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	1,970,000	2,229,961
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	3,155,000	3,610,550
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	4,545,000	4,490,687
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	4,785,000	4,787,871
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/40	4,755,000	5,263,785
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/32	5,940,000	6,741,365
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	1,675,000	1,821,512
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	1,275,000	1,384,089

		$66,081,740

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Arkansas - 0.5%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$365,000	$400,398
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	540,000	596,074
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/35	440,000	482,671
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/46	6,455,000	1,474,322
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	9,510,000	10,613,731
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	1,360,000	1,511,994

		$15,079,190
California - 9.2%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$4,000,000	$4,558,840
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/39	7,550,000	2,534,308
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	1,455,000	1,443,302
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	2,060,000	1,192,864
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	2,095,000	1,161,154
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	4,185,000	2,225,499
California Educational Facilities Authority Rev., 5%, 2/01/26 (Prerefunded 2/01/17)	900,000	969,885
California Educational Facilities Authority Rev., 5%, 2/01/26	2,690,000	2,799,806
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/38	2,320,000	2,597,333
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/36	1,000,000	1,047,050
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,765,000	3,194,515
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	2,560,000	2,584,269
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	8,080,000	8,332,177
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	12,730,000	13,205,847
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	1,135,000	1,579,693
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	5,110,000	6,926,605
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,915,000	2,108,492
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	475,000	509,138
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	1,585,000	1,657,419
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	900,000	1,046,331
California Municipal Finance Authority, Solid Waste Rev. (Republic Services, Inc. Project), FRN, 0.33%, 9/01/21	6,435,000	6,435,000
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	3,500,000	3,730,825
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	7,865,000	8,485,312
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	2,975,000	3,084,034
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	3,380,000	3,999,148
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Madera County, Valley State Prison For Women), “H”, 5%, 6/01/18	6,895,000	6,921,753
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	10,830,000	12,335,803
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/24	730,000	750,878
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/25	760,000	775,907
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	435,000	471,409
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	1,150,000	1,219,575
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/24	425,000	436,356
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/34	575,000	590,404
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	545,000	562,467
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/49	620,000	643,126
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/24	450,000	471,159
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/44	430,000	451,964

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	$100,980	$1
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	760,000	773,368
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/49	945,000	958,901
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	2,985,000	3,356,035
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	1,035,000	1,173,059
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/23	540,000	590,544
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	1,385,000	1,446,563
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	2,910,000	2,997,998
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	1,575,000	1,751,337
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	780,000	835,739
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	685,000	741,369
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	375,000	402,469
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	1,120,000	1,218,426
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	2,995,000	3,299,532
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/34	1,000,000	1,130,830
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/44	2,400,000	2,677,512
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	1,540,000	1,577,083
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,040,000	1,060,519
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	2,650,000	2,661,819
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/29	1,400,000	1,654,352
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/41	560,000	661,382
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,125,000	2,337,712
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/32	1,000,000	1,065,550
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	1,000,000	1,077,350
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/38	3,000,000	3,327,150
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/30	1,990,000	2,137,101
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/45	5,965,000	6,437,309
California Statewide Communities Development Authority, School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	7,630,000	8,169,670
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/29	2,695,000	2,695,162
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,940,000	2,277,754
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,785,000	2,631,032
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,280,000	2,250,638
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/32	3,010,000	1,499,462
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	13,270,000	11,459,839
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, FGIC, 5%, 6/01/35	2,030,000	2,038,181
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 6/01/45	6,065,000	6,086,106
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	1,185,000	1,284,635
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 8/01/39	10,355,000	2,182,627
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/29	1,480,000	1,701,630
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/31	1,675,000	1,912,632
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	1,745,000	1,917,319
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/39	1,000,000	1,093,800
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/44	1,500,000	1,634,130
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	1,535,000	1,669,758
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	455,000	482,951
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	4,240,000	2,351,419
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	555,000	605,910

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	$330,000	$365,092
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	290,000	293,558
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	730,000	736,570
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/29	1,000,000	1,132,160
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/30	1,000,000	1,123,620
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/31	1,660,000	1,858,187
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	525,000	594,100
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40	5,970,000	6,944,483
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	645,000	343,695
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/41	12,965,000	2,731,337
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	3,110,000	2,318,567
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	2,070,000	1,350,944
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	4,025,000	2,370,242
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,455,000	2,505,180
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	1,360,000	1,541,329
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	4,080,000	4,499,302
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/25	865,000	1,029,826
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/26	905,000	1,062,515
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/27	1,225,000	1,423,867
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/28	635,000	729,767
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	6,000,000	7,282,500
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	3,095,000	3,124,433
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	2,505,000	2,543,752
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/43	8,725,000	1,799,444
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	225,000	246,069
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	6,545,000	7,275,946
San Jose, CA, Airport Rev., “C”, 5%, 3/01/30	885,000	1,008,927
State of California, 5%, 5/01/44	7,710,000	8,666,194
State of California (Veterans), 5.05%, 12/01/36	600,000	600,756
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	600,000	700,056
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	700,000	701,666
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,665,000	2,116,391
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	4,300,000	4,752,360
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,270,000	797,360

		$292,905,507
Colorado - 3.7%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/22	$2,000,000	$2,007,340
Boulder Valley, CO, School District No. RE-2, General Obligation, 5%, 12/01/38	5,000,000	5,751,850
Central Platte Valley, CO, General Obligation, 5%, 12/01/43	1,250,000	1,296,762
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	305,000	335,942
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	560,000	602,084
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	395,000	423,483
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/33	450,000	459,378
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/42	540,000	544,045
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	490,000	521,972
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	350,000	385,192
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	350,000	384,615

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math Stem School Project), 5%, 11/01/44	$885,000	$901,762
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math Stem School Project), 5.125%, 11/01/49	765,000	774,884
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	1,715,000	1,916,993
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 4%, 12/01/39	2,160,000	2,091,528
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	895,000	974,574
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/35	2,000,000	2,037,880
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/45	2,675,000	2,677,033
Colorado Health Care Facilities Rev. (American Baptist Homes), 8%, 8/01/43	2,975,000	3,529,064
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	1,355,000	1,362,791
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/41	1,620,000	1,756,809
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	2,650,000	2,699,316
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/21	105,000	116,689
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	1,710,000	1,825,835
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/33	4,295,000	4,521,776
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	825,000	927,721
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/30	700,000	781,844
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/40	1,150,000	1,272,636
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/34	6,530,000	7,408,024
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	540,000	614,704
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	8,490,000	9,698,212
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	13,545,000	14,195,837
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	4,705,000	5,005,226
Denver, CO, Health & Hospital Authority Rev., “A”, 5%, 12/01/39	560,000	598,237
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	795,000	865,985
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/27	12,305,000	6,824,968
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/18	550,000	606,001
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/43	4,440,000	5,070,391
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	6,860,000	8,617,806
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	7,145,000	9,639,248
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	5,651,000	5,689,879
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/31 (d)(q)	2,396,000	527,240
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/33	404,000	414,189
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	824,000	845,548

		$119,503,293
Connecticut - 0.3%
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/44	$2,925,000	$3,155,636
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45	5,325,000	5,194,271

		$8,349,907
Delaware - 0.5%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/34	$915,000	$945,442
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/44	1,030,000	1,081,665
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/49	1,210,000	1,261,256
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/42	1,170,000	1,224,346
University of Delaware Rev., 5%, 11/01/40	10,385,000	11,878,675

		$16,391,384
District of Columbia - 0.6%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	$1,095,000	$1,273,616
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	420,000	493,046
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	1,475,000	1,544,708
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	5,000,000	5,159,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
District of Columbia - continued
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	$8,820,000	$9,017,039
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	1,100,000	1,100,099
District of Columbia, Tobacco Settlement, 6.75%, 5/15/40	885,000	885,080

		$19,472,788
Florida - 8.2%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$1,180,000	$1,294,932
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	2,955,000	3,265,570
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,970,000	2,193,339
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/32	1,250,000	1,567,500
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/42	2,000,000	2,496,340
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/46	1,000,000	1,245,860
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/36	290,000	290,038
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/36	1,265,000	1,265,215
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 0%, 5/01/36	300,000	321,744
Arborwood Community Development District, FL, Capital Improvement Rev., “A-2”, 0%, 5/01/36	35,000	37,537
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 0%, 5/01/25	325,000	332,712
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/30	1,560,000	971,178
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	625,000	625,394
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	690,000	712,301
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	320,000	330,774
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	1,355,000	1,412,831
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	4,720,000	5,243,873
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	2,480,000	2,519,060
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	1,465,000	1,472,603
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	2,725,000	2,739,960
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/37	915,000	915,393
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	3,200,000	3,551,360
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	4,970,000	5,713,562
Concord Station Community Development District, FL, Special Assessment, 5%, 5/01/15	120,000	120,005
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/38 (a)(d)	1,400,000	631,610
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/20	395,000	449,467
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/21	620,000	712,789
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/22	520,000	601,593
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/23	685,000	796,189
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/24	575,000	668,173
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/25	670,000	778,949
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/35	1,650,000	1,792,923
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/46	2,245,000	2,411,983
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/29	1,000,000	1,141,990
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	3,050,000	3,489,657
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	8,410,000	9,855,090
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	660,000	750,466
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/42	3,480,000	3,718,067
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	1,950,000	1,994,011
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	4,070,000	4,153,109
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/44	5,000,000	4,982,700
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	2,575,000	2,707,252
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	5,490,000	5,724,588
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/41	10,125,000	11,206,552

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/46	$1,605,000	$1,713,995
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	1,780,000	1,881,798
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	4,700,000	5,400,911
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	1,905,000	2,099,310
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	1,655,000	1,807,128
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	2,340,000	2,545,358
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/40	8,120,000	8,772,036
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/25	960,000	955,354
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	1,400,000	1,389,402
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	2,520,000	2,459,066
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/31	1,600,000	1,870,304
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/38	1,325,000	1,307,073
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	1,630,000	1,648,533
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/32	1,560,000	1,589,515
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/46	7,250,000	8,359,395
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	2,895,000	3,030,110
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	345,000	386,334
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/43	2,000,000	2,198,460
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/34	300,000	394,014
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40	8,365,000	10,986,424
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	450,000	392,036
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	1,220,000	1,299,922
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	740,000	780,915
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	1,055,000	1,113,331
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/22	740,000	791,326
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/32	990,000	1,061,805
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/16 (d)(q)	1,575,000	866,250
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/38	4,380,000	4,403,083
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/31	1,000,000	1,116,060
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	2,030,000	2,312,393
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/36	815,000	821,398
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/36 (a)(d)	895,000	353,230
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/13 (a)(d)	1,000,000	394,060
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	1,505,000	1,516,709
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	1,995,000	2,312,843
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/10 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/36	2,350,000	1,047,583
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/36	240,000	243,024
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	5,330,000	6,014,852
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/39	520,000	562,682
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/44	2,215,000	2,391,425
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/37	3,240,000	3,267,184
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/45	395,000	397,279
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/41	2,500,000	2,873,425
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	4,150,000	4,460,586
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	2,505,000	2,677,870
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	1,840,000	1,950,474
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,155,000	1,281,299
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	1,715,000	1,904,851
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	1,590,000	1,477,937
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/41	2,800,000	2,453,360
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	7,715,000	8,656,230
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	545,000	326,995

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 5/01/37	$1,600,000	$1,602,416
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	155,000	174,287
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	145,000	159,316
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	315,000	344,349
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	935,000	1,017,719
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/40	5,935,000	6,352,171
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/44	2,695,000	2,872,978
Tampa, FL (University of Tampa Project), 5%, 4/01/40	1,930,000	2,099,879
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	4,180,000	4,088,165
Trout Creek Community Development District, FL, Capital Improvement Rev. , 5.5%, 5/01/35	2,280,000	2,250,064
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	1,630,000	1,653,195
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 5/01/37	1,860,000	1,865,078
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/28	4,380,000	5,020,706
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/31	5,420,000	6,090,617
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/37	1,810,000	1,845,639
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/39 (a)(d)	790,000	434,587
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	225,000	215,579
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	1,000,000	1,007,370
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/35	500,000	503,460

		$261,120,765
Georgia - 1.8%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$1,060,000	$1,167,452
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	1,060,000	1,162,491
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	2,450,000	2,468,154
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	1,515,000	1,525,969
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	2,895,000	3,487,664
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	4,070,000	5,080,052
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 6/01/35	1,290,000	1,299,430
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	580,000	626,673
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	1,025,000	1,102,141
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/38	1,100,000	1,171,434
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	7,170,000	7,838,746
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	175,000	202,057
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/45	2,205,000	2,357,365
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	1,615,000	1,743,877
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	2,245,000	2,647,371
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	4,610,000	4,660,941
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	1,235,000	1,417,681
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	140,000	154,643
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/54	3,465,000	3,982,428
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	2,330,000	2,477,629
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	4,360,000	4,609,828
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), 2%, 7/01/25 (Put Date 6/13/19)	1,230,000	1,259,582
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	920,000	1,030,593
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	4,835,000	4,978,648

		$58,452,849

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Guam - 0.1%
Guam Government, “A”, 7%, 11/15/39	$1,115,000	$1,338,635
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	268,186

		$1,606,821
Hawaii - 0.5%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$1,005,000	$1,259,808
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	1,190,000	1,481,288
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	10,580,000	12,204,453

		$14,945,549
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	$2,120,000	$2,133,165
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	2,060,000	2,071,598

		$4,204,763
Illinois - 4.7%
Chicago, IL, “A”, AGM, 5%, 1/01/27	$295,000	$307,617
Chicago, IL, “A”, AGM, 5%, 1/01/34	2,605,000	2,620,448
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	675,000	766,942
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	335,000	380,386
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	1,350,000	1,528,227
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	5,645,000	6,411,930
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	540,000	602,197
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	945,000	950,868
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/41	2,000,000	2,288,600
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/34	700,000	730,408
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/45	1,800,000	1,856,952
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27 (Prerefunded 5/15/20)	1,470,000	1,798,280
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27	2,680,000	2,893,408
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	3,600,000	3,869,640
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/27	1,600,000	1,672,800
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,685,000	2,726,188
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	8,015,000	8,294,483
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	3,410,000	3,469,470
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/25	4,630,000	4,631,759
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	3,770,000	4,232,277
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	380,000	408,637
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	3,110,000	3,276,416
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/38	1,730,000	1,748,995
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 11/15/29	3,025,000	3,586,531
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 11/15/37	2,555,000	3,018,400
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/25 (Prerefunded 5/15/19)	75,000	89,335
Illinois Finance Authority Rev. (Presence Health Obligated Group), Unrefunded, 6.125%, 5/15/25	2,545,000	2,880,177
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	4,125,000	4,768,459
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	3,865,000	4,747,611
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	1,305,000	1,549,283
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	6,045,000	6,562,694
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	1,500,000	1,838,970
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	2,545,000	3,133,328
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/35	5,300,000	5,724,636
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,185,000	1,199,469
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	2,195,000	2,209,289
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/28 (a)(d)	1,057,000	11
Illinois Finance Authority Rev. (The Clare at Water Tower), Capital Appreciation, “B”, 0%, 5/15/50 (a)(d)	453,000	5
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	1,875,000	2,163,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	$5,785,000	$6,700,823
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	560,000	655,474
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	3,110,000	3,307,858
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	14,375,000	16,931,594
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	4,355,000	4,776,607
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/37	7,500,000	8,376,600
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	2,963,000	3,018,497
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	1,450,000	1,559,113
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/40	1,080,000	1,158,559
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/45	1,250,000	1,339,375

		$148,763,151
Indiana - 2.3%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/42	$3,000,000	$3,328,770
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	3,205,000	3,535,403
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	3,005,000	3,285,306
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/32	4,790,000	4,887,764
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/39	1,215,000	1,262,652
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	460,000	495,139
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	1,155,000	1,210,717
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,095,000	2,247,956
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	5,350,000	5,721,343
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	3,260,000	3,472,226
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	4,020,000	4,275,953
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	2,540,000	2,700,096
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	2,000,000	2,074,920
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,510,000	2,586,505
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	1,345,000	1,356,365
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	1,430,000	1,498,025
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	4,760,000	5,653,976
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/39	3,600,000	3,633,264
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	1,445,000	1,689,422
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	4,370,000	5,309,637
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	10,875,000	13,293,600

		$73,519,039
Iowa - 0.9%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/43	$3,000,000	$3,263,310
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/30	800,000	912,848
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/31	1,480,000	1,682,671
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/32	715,000	808,236
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,455,000	1,571,647
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5.5%, 12/01/22	2,910,000	3,105,465
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/21	1,530,000	1,575,625
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	2,495,000	2,562,265
Iowa Student Loan Liquidity Corp., “A-2”, 5.5%, 12/01/25	1,325,000	1,433,107
Iowa Student Loan Liquidity Corp., “A-2”, 5.6%, 12/01/26	1,330,000	1,438,900
Iowa Student Loan Liquidity Corp., “A-2”, 5.7%, 12/01/27	155,000	166,713
Iowa Student Loan Liquidity Corp., “A-2”, 5.75%, 12/01/28	2,685,000	2,886,885
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	4,295,000	4,091,675
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 11/15/21	2,410,000	2,472,033

		$27,971,380
Kansas - 0.7%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/30	$2,600,000	$2,781,766
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/27	1,185,000	1,211,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kansas - continued
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/29	$1,555,000	$1,752,578
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/39	2,325,000	2,363,479
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/16	361,000	365,661
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/28	3,848,000	3,891,059
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	90,000	91,617
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 12/01/37	325,000	330,119
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-4”, GNMA, 5.85%, 6/01/37	490,000	514,966
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 12/01/37	110,000	116,048
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	4,165,000	4,541,724
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/29	500,000	511,730
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	635,000	635,121
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	1,580,000	1,143,146
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	1,740,000	1,933,070

		$22,183,912
Kentucky - 1.0%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/35	$2,840,000	$3,256,997
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	2,130,000	2,188,042
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	1,325,000	1,369,533
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/41	3,000,000	3,404,970
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/46	1,050,000	1,196,454
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	815,000	907,258
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	710,000	806,894
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	6,255,000	7,149,903
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	1,955,000	2,243,675
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	5,180,000	5,362,595
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	1,635,000	1,860,859
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,830,000	2,005,149
University of Kentucky, General Receipts, “A”, 5%, 4/01/36	1,460,000	1,669,787

		$33,422,116
Louisiana - 1.6%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/39	$1,500,000	$1,761,975
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	3,200,000	3,740,384
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	2,000,000	2,329,720
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 7/01/17 (a)(d)	2,862,000	1,002,072
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	1,145,000	1,143,614
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	4,435,000	4,422,848
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	4,800,000	5,321,808
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	2,990,000	3,587,551
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	4,000,000	4,786,000
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/36	1,530,000	1,561,793
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/36	1,225,000	1,238,953
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/36	6,995,000	7,273,331
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	5,470,000	5,931,012
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	2,675,000	2,916,767

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - continued
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	$1,150,000	$1,251,994
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	2,050,000	2,320,928

		$50,590,750
Maine - 0.5%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$3,985,000	$4,151,453
State of Maine, “B”, 5%, 6/01/21	9,675,000	11,596,165

		$15,747,618
Maryland - 0.8%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$1,320,000	$1,406,592
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	4,700,000	5,008,602
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	2,600,000	2,810,678
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	885,000	967,491
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	2,360,000	2,644,592
Maryland Health & Higher Educational Facilities Authority Rev. (Johns Hopkins Health System), “A”, 5%, 5/15/37	5,000,000	5,643,900
Maryland Health & Higher Educational Facilities Authority Rev. (Peninsula Regional Medical Center), 5%, 7/01/34	500,000	554,230
State of Maryland, “B”, 4%, 8/01/27	3,105,000	3,413,202
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/40	2,600,000	2,714,374

		$25,163,661
Massachusetts - 3.0%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	$2,535,000	$2,904,983
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	4,640,000	4,830,426
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	869,621	840,071
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	218,601	209,356
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/46	525,000	502,068
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	58,153	49,709
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	289,249	1,785
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	1,350,000	1,459,296
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	2,080,000	2,258,547
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	430,000	502,653
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	3,585,000	3,683,516
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	11,780,000	12,165,677
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	685,000	806,848
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	2,160,000	2,279,124
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	250,000	284,032
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	2,080,000	2,201,826
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	2,165,000	2,283,945
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	28,732,000
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 10/01/18	3,290,000	3,295,297
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	875,000	903,525
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29	1,265,000	1,305,518
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	6,130,000	7,140,347
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/29	1,585,000	1,657,672
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/39	1,375,000	1,473,835
Massachusetts Port Authority Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	340,000	372,773
University of Massachusetts Building Authority Project Rev., “1”, 5%, 11/01/33	10,345,000	12,125,892

		$94,270,721
Michigan - 2.4%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	$9,635,000	$10,347,701
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	3,270,000	3,623,127
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	3,275,000	3,675,565

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	$1,695,000	$1,780,343
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	1,020,000	1,052,895
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	155,000	159,289
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	375,000	395,093
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/41	2,055,000	2,187,157
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	535,000	562,173
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	1,015,000	1,095,601
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	495,000	535,283
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/27	750,000	762,427
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/36	3,050,000	3,090,382
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	1,105,000	1,214,804
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/45	7,000,000	7,634,620
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	2,375,000	2,500,448
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/44	1,365,000	1,409,717
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/33	2,280,000	2,469,833
Michigan Finance Authority Rev. (School District of the City of Detroit), 5.5%, 6/01/21	2,590,000	2,961,225
Michigan Finance Authority State Aid Rev. (School District of the City of Detroit), 2.85%, 8/20/15	1,525,000	1,529,712
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	4,405,000	4,955,537
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/27 (Put Date 8/01/17)	4,505,000	4,489,233
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,050,000	1,236,879
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	6,945,000	8,583,187
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	2,215,000	2,419,356
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	750,000	842,873
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	575,000	626,606
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	1,240,000	1,348,178
Western Michigan University Rev., “A”, 5%, 11/15/40	1,250,000	1,393,013
Western Michigan University Rev., “A”, 5%, 11/15/45	1,850,000	2,051,798

		$76,934,055
Minnesota - 0.2%
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 6/01/43	$1,000,000	$1,027,570
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	3,055,000	3,417,720
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/31	630,000	720,361
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/42	1,260,000	1,436,803
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/28	250,000	262,725
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/36	1,250,000	1,313,513

		$8,178,692
Mississippi - 0.4%
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	$1,275,000	$1,311,185
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37 (d)(q)	3,665,000	2,568,725
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	1,845,000	2,116,805
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	4,810,000	5,533,809

		$11,530,524
Missouri - 0.6%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/26 (d)(q)	$2,495,000	$1,156,981
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	1,590,000	1,722,876
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	465,000	520,149
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	3,190,000	3,406,410
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	795,000	843,527
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	1,735,000	1,964,870
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/38	1,435,000	1,551,995
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 3/01/37	340,000	345,651

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Missouri - continued
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	$1,385,000	$1,503,376
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 5/01/16	375,000	375,049
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/23	1,500,000	1,475,070
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/35	4,390,000	4,569,814

		$19,435,768
Nebraska - 0.1%
Nebraska Investment Finance Authority, Housing Rev., “A”, 3%, 3/01/44	$1,275,000	$1,320,530
Nebraska Investment Finance Authority, Housing Rev., “A”, 4%, 9/01/44	2,395,000	2,595,390

		$3,915,920
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/35	$1,715,000	$1,710,524
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	2,205,000	2,206,654

		$3,917,178
New Hampshire - 1.0%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,935,000	$5,572,799
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	815,000	873,884
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	985,000	992,122
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 6/01/39 (u)	20,000,000	22,707,000
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/41	2,625,000	2,982,735

		$33,128,540
New Jersey - 5.3%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/35	$2,500,000	$2,511,925
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/29	445,000	494,008
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/30	690,000	761,898
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/31	2,570,000	2,829,133
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/32	1,305,000	1,431,115
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 0.55%, 6/01/15	915,000	915,027
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	1,565,000	1,575,000
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/21	200,000	223,898
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/28	1,500,000	1,865,940
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	5,850,000	7,100,496
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/18	1,780,000	1,944,027
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	850,000	879,563
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	1,695,000	1,767,393
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/21	105,000	118,259
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/22	615,000	695,171
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/23	705,000	793,731
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	985,000	1,074,024
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	1,510,000	1,617,512
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	410,000	433,485

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	$2,735,000	$2,785,980
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	325,000	376,786
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	325,000	362,066
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	975,000	1,084,658
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	1,060,000	1,165,237
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	530,000	579,995
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	10,375,000	10,933,590
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	7,870,000	8,659,440
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	5,770,000	6,321,554
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	1,820,000	2,044,752
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	8,595,000	9,814,888
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	4,280,000	5,343,238
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	2,335,000	2,576,883
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/38	8,000,000	8,911,200
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	18,930,000	18,951,770
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	31,335,000	24,161,792
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	34,705,000	27,121,610
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	29,790,000	7,262,206
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	400,000	93,164

		$167,582,414
New Mexico - 0.8%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$11,915,000	$13,254,008
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	200,000	200,628
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/26	1,580,000	1,521,256
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	8,250,000	9,364,492

		$24,340,384
New York - 6.7%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,265,000	$2,635,192
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/20	155,000	177,399
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/22	415,000	483,151
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/24	210,000	246,017
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/25	155,000	181,623
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5.25%, 7/01/35	375,000	420,491
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/40	380,000	412,137
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/33 (n)	3,860,000	3,791,408
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	4,025,000	3,933,713
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	2,655,000	2,691,480
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	3,360,000	3,595,066
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	3,890,000	4,057,426
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	600,000	609,480
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	3,340,000	3,530,881
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,230,000	3,715,307
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	22,535,000	26,474,343
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/34	785,000	858,947
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/40	2,130,000	2,310,134
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/45	990,000	1,070,279
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,570,000	1,814,857
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	975,000	1,113,655
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/40	1,000,000	1,044,270
New York Dormitory Authority, State Sales Tax Rev., “A”, 5%, 3/15/44	2,500,000	2,839,000
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/29 (Put Date 5/01/20)	3,015,000	3,004,086

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	$12,985,000	$13,524,786
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	5,850,000	6,417,041
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	3,970,000	4,800,683
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	4,760,000	5,425,448
New York, NY, “J-9”, FRN, 0.51%, 8/01/27	3,355,000	3,355,000
New York, NY, City Housing Development Corp. (8 Spruce Street), “F”, 4.5%, 2/15/48	2,411,318	2,512,810
New York, NY, City Industrial Development Agency Rev. (Yankee Stadium Project), “A”, ASSD GTY, 7%, 3/01/49	10,000,000	11,918,200
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	2,440,000	2,453,664
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.—JFK International Airport Project), 7.625%, 8/01/25	18,935,000	20,493,729
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.—JFK International Airport Project), 7.75%, 8/01/31	8,045,000	8,722,067
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.—JFK International Airport Project), “B”, 8.5%, 8/01/28	3,125,000	3,192,156
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	4,000,000	4,453,880
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	1,330,000	1,491,263
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “EE”, 5%, 6/15/47	5,000,000	5,567,350
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	12,055,000	12,492,476
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	505,000	543,057
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	510,000	546,572
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	3,110,000	3,185,044
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/46	3,000,000	2,995,680
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	2,435,000	2,864,193
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	2,780,000	3,270,003
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	6,470,000	6,730,935
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 12/01/16 (n)	130,000	135,668
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 1/01/39	1,400,000	1,415,722
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	4,600,000	4,621,666
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), Capital Appreciation, “A”, 0%, 9/15/44	905,000	680,017
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/44	2,010,000	2,059,687
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	5,620,000	5,579,199

		$212,458,338
North Carolina - 0.5%
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 7/01/39 (u)	$10,060,000	$10,215,025
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	1,030,000	1,118,858
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	1,310,000	1,373,116
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	750,000	785,550
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	520,000	521,888
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/29	1,190,000	1,355,755
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	955,000	1,078,749

		$16,448,941
North Dakota - 0.0%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/34	$1,020,000	$1,098,938

Ohio - 6.9%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/42	$3,440,000	$3,821,909
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/45	5,990,000	6,413,792
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	10,000,000	8,501,800
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	3,310,000	2,794,434
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	4,485,000	3,640,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	$21,225,000	$17,704,621
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	15,065,000	12,390,812
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	69,705,000	61,813,697
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	11,535,000	10,062,211
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	5,435,000	6,166,714
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	2,210,000	2,540,351
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/44	1,025,000	1,097,765
Cleveland-Cuyahoga County, OH, Port Authority Rev., 7%, 5/15/40	1,145,000	1,323,299
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 5/15/20	735,000	746,657
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/25	395,000	401,731
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/34	1,380,000	1,495,382
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/44	2,055,000	2,209,885
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	8,580,000	9,732,551
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 8/15/43	2,870,000	3,210,468
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	2,235,000	2,427,232
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	3,230,000	3,537,561
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	3,400,000	3,544,500
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	1,635,000	1,683,788
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	3,400,000	3,498,022
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	4,335,000	4,988,328
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/35	7,865,000	8,647,410
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/27	3,975,000	4,296,896
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,370,000	1,503,356
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	4,100,000	4,488,352
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	690,000	743,779
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	1,520,000	1,546,585
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	1,715,000	1,731,841
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	2,100,000	2,205,210
Southeastern Ohio Port Authority, Hospital Facilities Rev. (Memorial Health System), 5.75%, 12/01/32	3,725,000	3,992,865
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	430,000	488,721
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	475,000	475,295
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/25	2,270,000	2,282,757
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38 (u)	3,355,000	3,756,795
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	8,150,000	9,150,657

		$221,058,817
Oklahoma - 0.9%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/26 (n)	$2,710,000	$3,170,375
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	1,350,000	1,407,942
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	795,000	826,641
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	3,720,000	3,844,174
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/45	3,500,000	3,861,025
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	660,000	703,111
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,795,000	5,530,265
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	3,205,000	3,457,714
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	6,615,000	7,187,396

		$29,988,643
Oregon - 0.9%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	$655,000	$700,830
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	215,000	238,001

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oregon - continued
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	$1,100,000	$1,198,472
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	815,000	882,971
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	2,815,000	2,912,089
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.4%, 10/01/44	1,190,000	1,309,833
Multnomah County, OR, Hospital Facilities Authority Rev. (Mirabella at South Waterfront Project), “A”, 5.5%, 10/01/49	1,595,000	1,765,075
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/30	2,585,000	2,765,692
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/40	4,100,000	4,440,587
Oregon State University, General Rev., “A”, 5%, 4/01/45	10,590,000	12,063,704

		$28,277,254
Pennsylvania - 5.0%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,305,000	$1,430,215
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	2,025,000	2,219,278
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	1,110,000	1,185,591
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	4,605,000	4,875,175
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	620,000	631,786
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	800,000	809,880
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	500,000	514,930
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/37	1,735,000	1,855,704
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	330,000	352,493
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,740,000	1,908,362
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	1,035,000	1,120,015
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	4,300,000	4,602,247
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	965,000	999,769
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/45	7,220,000	7,751,031
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 1/01/29	905,000	998,559
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.375%, 1/01/39	7,060,000	7,804,124
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	1,335,000	1,472,238
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	510,000	578,330
Delaware County, PA, Authority College Rev. (Neumann University), 6.125%, 10/01/34	250,000	280,412
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,520,000	3,861,898
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	1,680,000	1,876,963
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	325,000	342,576
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	180,000	188,897
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	330,000	358,773
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	420,000	447,913
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	2,325,000	2,598,931
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	580,000	677,956
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	210,000	233,579
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 5.9%, 11/15/28	1,890,000	1,891,436
Lebanon County, PA, Health Facilities Authority Rev. (Good Samaritan Hospital), 6%, 11/15/35	5,500,000	5,502,970
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	7,735,000	8,655,774
Luzerne County, PA, AGM, 6.75%, 11/01/23	1,165,000	1,402,194
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	4,385,000	4,550,841
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	8,275,000	8,397,470
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	1,075,000	1,186,650
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.37%, 8/01/45 (Put Date 5/01/15)	15,000,000	14,999,850
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	590,000	680,058

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	$1,410,000	$1,543,894
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	14,350,000	15,604,477
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	400,000	404,728
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	3,415,000	3,755,134
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/42	2,525,000	2,661,022
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	740,000	801,605
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	1,545,000	1,731,991
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	5,500,000	6,135,030
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	1,065,000	1,146,526
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/42	1,950,000	2,091,005
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	470,000	511,548
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	2,780,000	2,836,629
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	5,820,000	5,953,045
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	1,145,000	1,294,777
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	1,975,000	2,289,914
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	850,000	953,989
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	1,670,000	1,894,231
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,060,000	1,216,604
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/44	3,000,000	3,325,380
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	750,000	762,938
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	395,000	422,603
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	690,000	724,762
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/37	3,000,000	3,063,660

		$160,370,360
Puerto Rico - 0.9%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$750,000	$750,705
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	80,000	85,194
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	345,000	352,342
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/30	5,670,000	5,670,113
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	555,000	518,470
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	2,345,000	2,176,418
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	175,000	181,377
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	145,000	153,336
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	65,000	66,752
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	70,000	69,995
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	280,000	256,500
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	155,000	158,390
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	740,000	764,960
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	260,000	262,322
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	1,705,000	1,596,767
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities—AES Puerto Rico Project), 6.625%, 6/01/26	4,530,000	4,299,604
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	505,000	508,101
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	320,000	320,589
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	165,000	155,948

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	$570,000	$556,862
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	645,000	620,516
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,090,000	988,565
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	840,000	733,387
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	1,625,000	1,379,398
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	525,000	426,678
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	260,000	210,938
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	5,570,000	3,752,732
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, 0%, 8/01/47	14,305,000	1,644,789

		$28,661,748
South Carolina - 1.3%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$1,410,000	$1,419,743
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/48	1,380,000	1,388,832
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,130,000	4,434,216
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-1”, 4%, 7/01/41	10,320,000	11,259,533
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	1,311,828	1,331,742
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	1,884,162	1,854,957
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	562,212	54,866
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	516,379	50,393
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	805,000	826,300
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	940,000	1,022,842
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/49	15,000,000	16,518,000
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	130,000	130,335

		$40,291,759
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$1,520,000	$1,692,566
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	1,455,000	1,606,611

		$3,299,177
Tennessee - 2.3%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5%, 10/01/44	$1,175,000	$1,265,475
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	2,270,000	2,504,559
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	5,000,000	5,401,650
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	2,200,000	2,199,758
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	3,000,000	3,091,500
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/38	1,700,000	1,937,218
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 10/01/39 (u)	10,000,000	11,366,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 10/01/39 (u)	10,000,000	11,366,000
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/34	500,000	521,250
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/44	1,000,000	1,041,620
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/49	2,265,000	2,336,370
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	12,055,000	13,620,583

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - continued
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	$2,105,000	$2,434,222
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	3,625,000	4,262,094
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	250,000	295,003
Tennessee Housing Development Agency Rev., Housing Finance Program, “A”, 3.5%, 7/01/45	6,380,000	6,792,212
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/45	2,105,000	2,286,262

		$72,721,776
Texas - 9.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$845,000	$892,278
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	830,000	869,516
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	4,640,000	4,783,283
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (d)(q)	4,650,000	46
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.5%, 7/01/42	4,500,000	4,625,640
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/33	4,685,000	5,008,546
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	8,455,000	9,501,222
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	1,625,000	1,738,360
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/27	3,750,000	3,806,512
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	845,000	1,014,025
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	695,000	783,001
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	3,385,000	3,633,154
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	1,850,000	2,215,597
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.25%, 12/01/34	3,520,000	3,487,546
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	4,940,000	5,711,875
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.5%, 12/01/44	5,500,000	5,437,685
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,670,000	1,936,933
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.6%, 12/01/49	8,000,000	7,904,080
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/24	490,000	485,825
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/38	4,430,000	4,729,246
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	4,370,000	4,814,385
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	9,175,000	10,081,123
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/40	3,800,000	4,258,052
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	1,860,000	1,976,213
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.03%, 10/01/29 (Put Date 3/01/17)	5,800,000	5,894,134
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	3,260,000	3,391,182
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	2,345,000	2,455,895
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	746,831	7
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/34	4,580,000	1,870,335
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/38	40,280,000	12,603,209
Harris County, TX, 5.625%, 5/01/20	1,024,776	1,030,156
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	4,535,000	5,016,708
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/43	2,265,000	2,639,835
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	2,400,000	2,913,600
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	1,425,000	1,592,195
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	185,000	205,598
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	450,000	498,955
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	745,000	218,292
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	1,865,000	418,413
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	1,335,000	1,536,652
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/38	7,680,000	8,954,726
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	9,655,000	10,238,741
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	3,075,000	3,262,452

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	$9,305,000	$10,112,023
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	3,910,000	4,138,970
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/20	7,970,000	8,591,341
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	190,000	191,693
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 9/01/15	186,436	180,932
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	1,670,000	1,999,474
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41	4,385,000	5,491,686
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	6,400,000	6,957,696
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/37 (Prerefunded 2/15/19)	4,340,000	5,155,269
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,680,000	3,062,302
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/24	300,000	321,807
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/30	750,000	782,017
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/36	500,000	503,855
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/42	1,750,000	1,776,477
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.5%, 1/01/26 (Put Date 5/01/15)	10,000,000	10,000,000
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/35	1,325,000	1,371,097
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/43	1,420,000	1,453,029
New Hope Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/49	1,470,000	1,489,963
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/46	1,295,000	1,401,345
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	310,000	339,156
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	310,000	333,064
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	770,000	818,756
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/44	5,000,000	5,333,200
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 4.75%, 4/01/46	1,885,000	1,940,193
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	2,355,000	2,570,106
North Texas Tollway Authority Rev., 6%, 1/01/43	1,280,000	1,474,842
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	2,500,000	2,508,100
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 11/01/30	430,000	431,376
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	5,380,000	5,398,292
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	1,075,000	1,256,449
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	1,970,000	2,314,829
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	1,680,000	2,000,930
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	355,000	355,575
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/27	2,960,000	1,622,169
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/29	2,995,000	1,472,851
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/27	4,000,000	4,795,760
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,955,000	3,484,536
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/36	1,055,000	1,092,178
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	750,000	826,935
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	520,000	568,854

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	$835,000	$840,035
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	3,515,000	3,852,370
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/41	2,750,000	2,844,820
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8%, 11/15/28	1,000,000	991,810
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	7,500,000	7,417,725
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	660,000	697,019
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	450,000	474,908
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	1,030,000	1,059,098
Texas City, TX, Industrial Development Corp. Rev. (NRG Energy, Inc. Project), 4.125%, 12/01/45	2,910,000	2,825,174
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,375,000	1,704,533
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	1,105,000	1,340,807
Texas Transportation Commission, Central Texas Turnpike System Rev., “C”, 5%, 8/15/42	6,365,000	6,859,688
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/36	4,605,000	1,831,639
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	3,940,000	4,609,761
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	3,560,000	4,130,526
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 11/15/25	1,440,000	1,453,133

		$303,287,401
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$4,090,000	$4,653,970
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	1,500,000	1,645,830

		$6,299,800
Utah - 0.6%
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/35	$3,730,000	$4,253,617
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorne Academy Project), 8.25%, 7/15/35 (Prerefunded 7/15/18)	4,015,000	4,839,520
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/37	2,405,000	2,418,396
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/38	6,070,000	6,233,769

		$17,745,302
Vermont - 0.4%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/22	$3,330,000	$3,768,394
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	110,000	127,948
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	4,645,000	4,654,894
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	190,000	209,515
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	3,275,000	3,332,869

		$12,093,620
Virginia - 0.9%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$4,785,000	$4,996,066
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 5/01/26	1,000,000	1,003,200
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)	981,912	44,186
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	995,000	988,751
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	2,390,000	2,454,650
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	6,065,000	7,004,165
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	9,705,000	10,581,944
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	769,496	8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Virginia - continued
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/19 (a)(d)	$6,569,570	$66
Winchester, VA, Economic Development Authority, Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/44	605,000	668,519

		$27,741,555
Washington - 2.0%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/30	$4,000,000	$4,173,840
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 12/01/30	2,750,000	2,799,088
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	2,205,000	2,369,559
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood), GNMA, 5%, 5/20/25	355,000	355,146
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 11/20/37	355,000	355,025
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29	1,550,000	1,896,673
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39	3,665,000	4,521,840
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36 (Prerefunded 8/01/18)	5,670,000	6,594,720
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	5,075,000	5,481,914
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/37	1,000,000	1,068,670
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,435,000	2,660,432
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	4,095,000	4,097,048
Washington Motor Vehicle Fuel Tax, “B”, NATL, 5%, 7/01/32 (u)	25,010,000	27,304,167

		$63,678,122
West Virginia - 0.4%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/28	$1,285,000	$1,439,907
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	515,000	571,748
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	1,005,000	1,109,460
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	865,000	890,915
West Virginia Hospital Finance Authority Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/27	2,100,000	2,395,617
West Virginia Hospital Finance Authority, Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/28	1,000,000	1,131,590
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	3,450,000	3,611,736
West Virginia Hospital Finance Authority, Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/44	605,000	664,732

		$11,815,705
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/28	$3,300,000	$3,555,882
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/25 (Put Date 8/15/17)	2,115,000	2,126,823
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/35	710,000	792,616
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/39	1,435,000	1,593,524
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	1,855,000	2,273,915
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	1,405,000	1,762,404
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/43	4,870,000	5,029,200
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/38	5,110,000	5,249,350
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	485,000	567,363
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	1,960,000	2,313,114
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	4,155,000	4,280,938
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 4%, 9/01/20	775,000	804,520
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/25	520,000	552,765
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/30	895,000	910,305
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	1,185,000	1,181,682
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/35	2,805,000	2,772,097
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	1,905,000	1,957,426
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	1,730,000	1,815,047
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	1,685,000	1,781,888
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	1,975,000	2,117,220
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	1,160,000	1,169,790
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	1,470,000	1,632,788

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	$3,815,000	$4,251,550
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	17,610,000	18,657,795

		$69,150,002
Total Municipal Bonds		$3,084,027,330

Money Market Funds - 6.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	201,349,076	$201,349,076
Total Investments		$3,285,376,406

Other Assets, Less Liabilities - (3.2)%		(103,055,937)
Net Assets - 100.0%		$3,182,320,469

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $28,294,331 representing 0.9% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,084,027,330	$—	$3,084,027,330
Mutual Funds	201,349,076	—	—	201,349,076
Total Investments	$201,349,076	$3,084,027,330	$—	$3,285,376,406

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,035,828,070
Gross unrealized appreciation	224,141,637
Gross unrealized depreciation	(30,649,700)
Net unrealized appreciation (depreciation)	$193,491,937

The aggregate cost above includes prior year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	89,848,064	340,554,090	(229,053,078)	201,349,076

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,396	$201,349,076

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2015

*	Print name and title of each signing officer under his or her signature.